UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Nasdaq Bank ETF
FTXO | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$249,264,197
Total number of portfolio holdings	51
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Citigroup, Inc.	8.3%
JPMorgan Chase & Co.	8.3%
Wells Fargo & Co.	8.1%
Bank of America Corp.	8.1%
Truist Financial Corp.	7.7%
Citizens Financial Group, Inc.	4.0%
U.S. Bancorp	3.9%
M&T Bank Corp.	3.9%
PNC Financial Services Group (The), Inc.	3.8%
First Citizens BancShares, Inc., Class A	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart BanksTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF
FTXG | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$30	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$18,217,273
Total number of portfolio holdings	31
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mondelez International, Inc., Class A	8.5%
Archer-Daniels-Midland Co.	7.9%
PepsiCo, Inc.	7.9%
Kraft Heinz (The) Co.	7.7%
Corteva, Inc.	6.5%
Monster Beverage Corp.	4.5%
General Mills, Inc.	4.2%
Hershey (The) Co.	4.2%
Conagra Brands, Inc.	4.0%
Tyson Foods, Inc., Class A	4.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Food & BeverageTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF
FTXN | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$30	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$116,668,887
Total number of portfolio holdings	46
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	7.9%
Chevron Corp.	7.7%
ConocoPhillips	7.6%
Occidental Petroleum Corp.	7.0%
EOG Resources, Inc.	5.5%
Marathon Petroleum Corp.	4.0%
Devon Energy Corp.	3.9%
Diamondback Energy, Inc.	3.8%
Kinder Morgan, Inc.	3.5%
Schlumberger N.V.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Oil & GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF
FTXH | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$32	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$15,692,310
Total number of portfolio holdings	51
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AbbVie, Inc.	7.8%
Johnson & Johnson	7.4%
Pfizer, Inc.	7.3%
Merck & Co., Inc.	7.1%
Bristol-Myers Squibb Co.	6.8%
Cardinal Health, Inc.	3.8%
Eli Lilly & Co.	3.7%
Biogen, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Gilead Sciences, Inc.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart PharmaceuticalsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Semiconductor ETF
FTXL | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$38	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$318,678,074
Total number of portfolio holdings	32
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Micron Technology, Inc.	9.7%
Intel Corp.	9.5%
Broadcom, Inc.	7.7%
NVIDIA Corp.	7.4%
QUALCOMM, Inc.	7.2%
Lam Research Corp.	4.6%
Applied Materials, Inc.	4.4%
KLA Corp.	4.3%
Amkor Technology, Inc.	3.8%
Skyworks Solutions, Inc.	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart SemiconductorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF
FTXR | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$35,049,148
Total number of portfolio holdings	41
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	10.4%
Union Pacific Corp.	8.2%
General Motors Co.	8.1%
Ford Motor Co.	7.9%
United Airlines Holdings, Inc.	7.2%
CSX Corp.	4.3%
FedEx Corp.	4.0%
United Rentals, Inc.	3.9%
PACCAR, Inc.	3.8%
United Parcel Service, Inc., Class B	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart TransportationTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Transportation ETF (FTXR)

First Trust S-Network E-Commerce ETF
ISHP | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$6,286,099
Total number of portfolio holdings	61
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	2.7%
Reddit, Inc., Class A	2.5%
Alibaba Health Information Technology Ltd.	2.5%
JD Health International, Inc.	2.5%
Baidu, Inc., ADR	2.4%
Alphabet, Inc., Class A	2.2%
Kuaishou Technology	2.1%
Shopify, Inc., Class A	2.0%
PDD Holdings, Inc., ADR	2.0%
Prosus N.V.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ISHP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Global E-Commerce IndexTM (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust S-Network E-Commerce ETF (ISHP)

Emerging Markets Equity Select ETF
RNEM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$40	0.76%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$16,259,183
Total number of portfolio holdings	279
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	3.7%
United Microelectronics Corp.	3.1%
HDFC Life Insurance Co., Ltd.	3.0%
Reliance Industries Ltd.	2.9%
HDFC Bank Ltd.	2.8%
Maruti Suzuki India Ltd.	2.8%
Synnex Technology International Corp.	2.7%
ICICI Bank Ltd.	2.7%
SBI Cards & Payment Services Ltd.	2.7%
Catcher Technology Co., Ltd.	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RNEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Riskalyze and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth, and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. The Nasdaq Riskalyze Emerging MarketsTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
Emerging Markets Equity Select ETF (RNEM)

First Trust S&P 500 Diversified
Dividend Aristocrats ETF
KNGZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$27	0.51%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$53,709,155
Total number of portfolio holdings	100
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HP, Inc.	4.1%
Corning, Inc.	3.8%
Hewlett Packard Enterprise Co.	3.7%
Texas Instruments, Inc.	3.2%
Verizon Communications, Inc.	3.1%
Microchip Technology, Inc.	3.0%
International Business Machines Corp.	3.0%
QUALCOMM, Inc.	2.8%
Interpublic Group of (The) Cos., Inc.	2.8%
Best Buy Co., Inc.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/KNGZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

First Trust SMID Capital Strength ETF
FSCS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$32	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$49,501,508
Total number of portfolio holdings	101
Portfolio turnover rate	63%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.5%
C.H. Robinson Worldwide, Inc.	1.3%
Laureate Education, Inc.	1.3%
Grand Canyon Education, Inc.	1.3%
Ensign Group (The), Inc.	1.2%
Gentex Corp.	1.2%
PulteGroup, Inc.	1.2%
Globe Life, Inc.	1.2%
Leidos Holdings, Inc.	1.1%
Donaldson Co., Inc.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The SMID Capital Strength Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust SMID Capital Strength ETF (FSCS)

First Trust SMID Growth Strength ETF
FSGS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust SMID Growth Strength ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Growth Strength ETF	$33	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$29,662,037
Total number of portfolio holdings	105
Portfolio turnover rate	72%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Medpace Holdings, Inc.	1.6%
InterDigital, Inc.	1.5%
Comfort Systems USA, Inc.	1.4%
Oscar Health, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.3%
HCI Group, Inc.	1.3%
Installed Building Products, Inc.	1.3%
Adtalem Global Education, Inc.	1.3%
Halozyme Therapeutics, Inc.	1.2%
Ensign Group (The), Inc.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The SMID Growth Strength Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust SMID Growth Strength ETF (FSGS)

First Trust S-Network Streaming
& Gaming ETF
BNGE | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$43	0.72%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$8,089,279
Total number of portfolio holdings	51
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	6.7%
Tencent Holdings Ltd.	5.4%
Electronic Arts, Inc.	5.3%
ROBLOX Corp., Class A	5.3%
NetEase, Inc.	4.7%
Sony Group Corp.	4.7%
Kuaishou Technology	4.5%
Advanced Micro Devices, Inc.	4.5%
Take-Two Interactive Software, Inc.	4.4%
Nintendo Co., Ltd.	4.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BNGE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Streaming & Gaming Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust S-Network Streaming & Gaming ETF (BNGE)

First Trust Balanced Income ETF
FTBI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Balanced Income ETF (the “Fund”) for the period of May 28, 2025 (commencement of investment operations) to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTBI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Balanced Income ETF	$9(1) (2)	0.25%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on May 28, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$8,502,110
Total number of portfolio holdings	14
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust BuyWrite Income ETF	20.1%
First Trust Nasdaq BuyWrite Income ETF	10.2%
FT Vest Technology Dividend Target Income ETF	10.2%
First Trust Core Investment Grade ETF	6.9%
First Trust Smith Opportunistic Fixed Income ETF	6.9%
FT Vest Rising Dividend Achievers Target Income ETF	6.7%
FT Vest SMID Rising Dividend Achievers Target Income ETF	6.6%
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	6.4%
FT Vest Gold Strategy Target Income ETF®	5.3%
First Trust Intermediate Duration Investment Grade Corporate ETF	4.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTBI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Moderate Allocation Income Focus Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Balanced Income ETF (FTBI)

First Trust Bloomberg Shareholder
Yield ETF
SHRY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$32	0.62%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$17,171,045
Total number of portfolio holdings	51
Portfolio turnover rate	73%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	4.8%
NVR, Inc.	4.6%
Altria Group, Inc.	3.8%
MetLife, Inc.	3.3%
Kimberly-Clark Corp.	3.3%
Merck & Co., Inc.	3.1%
Schlumberger N.V.	3.1%
Comcast Corp., Class A	3.1%
Hartford Insurance Group (The), Inc.	2.9%
Lowe’s Cos., Inc.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SHRY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Shareholder Yield Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg Shareholder Yield ETF (SHRY)

First Trust Indxx Medical Devices ETF
MDEV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$35	0.71%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,000,731
Total number of portfolio holdings	51
Portfolio turnover rate	8%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
WuXi AppTec Co., Ltd., Class H	4.3%
Hoya Corp.	2.7%
Smith & Nephew PLC	2.7%
ResMed, Inc.	2.4%
West Pharmaceutical Services, Inc.	2.4%
Agilent Technologies, Inc.	2.4%
Exact Sciences Corp.	2.3%
Insulet Corp.	2.3%
Mettler-Toledo International, Inc.	2.3%
Bio-Rad Laboratories, Inc., Class A	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MDEV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Medical Devices ETF (MDEV)

First Trust Bloomberg R&D Leaders ETF
RND | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$35	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,962,969
Total number of portfolio holdings	50
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	10.0%
Apple, Inc.	9.0%
NVIDIA Corp.	8.5%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.2%
Tesla, Inc.	5.1%
Broadcom, Inc.	4.3%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Co.	3.5%
AppLovin Corp., Class A	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg R&D Leaders Select Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg R&D Leaders ETF (RND)

First Trust New Constructs Core Earnings Leaders ETF
FTCE | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the First Trust New Constructs Core Earnings Leaders ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New Constructs Core Earnings Leaders ETF	$34	0.61%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$51,659,072
Total number of portfolio holdings	99
Portfolio turnover rate	54%
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	7.0%
Apple, Inc.	5.1%
General Motors Co.	5.0%
NVIDIA Corp.	4.9%
International Business Machines Corp.	3.9%
Yum! Brands, Inc.	3.6%
Spotify Technology S.A.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Arista Networks, Inc.	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg New Constructs Core Earnings Leaders Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VI (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Period Ended September 30, 2025

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S-Network E-Commerce ETF (ISHP)
Emerging Markets Equity Select ETF (RNEM)
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
First Trust SMID Capital Strength ETF (FSCS)
First Trust SMID Growth Strength ETF (FSGS)
First Trust S-Network Streaming & Gaming ETF (BNGE)
First Trust Balanced Income ETF (FTBI)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
September 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Banks — 99.2%
22,922	Ameris Bancorp	$1,680,412
13,746	Axos Financial, Inc. (a)	1,163,599
9,429	BancFirst Corp.	1,192,297
16,445	Bancorp (The), Inc. (a)	1,231,566
388,553	Bank of America Corp.	20,045,449
45,795	Bank OZK	2,334,629
22,298	BOK Financial Corp.	2,484,889
64,267	Cadence Bank	2,412,583
25,529	Cathay General Bancorp	1,225,647
204,154	Citigroup, Inc.	20,721,631
188,554	Citizens Financial Group, Inc.	10,023,531
85,604	Columbia Banking System, Inc.	2,203,447
39,007	Comerica, Inc.	2,672,760
23,926	Commerce Bancshares, Inc.	1,429,818
13,024	Cullen/Frost Bankers, Inc.	1,651,053
32,889	East West Bancorp, Inc.	3,501,034
171,475	Fifth Third Bancorp	7,639,211
56,401	First BanCorp	1,243,642
4,818	First Citizens BancShares, Inc., Class A	8,620,173
33,732	First Financial Bankshares, Inc.	1,135,082
166,218	First Horizon Corp.	3,758,189
169,062	FNB Corp.	2,723,589
29,372	Hancock Whitney Corp.	1,838,981
59,594	Home BancShares, Inc.	1,686,510
446,255	Huntington Bancshares, Inc.	7,706,824
17,526	International Bancshares Corp.	1,204,913
65,408	JPMorgan Chase & Co.	20,631,645
48,882	M&T Bank Corp.	9,660,061
119,511	Old National Bancorp	2,623,266
28,622	Pinnacle Financial Partners, Inc.	2,684,457
47,520	PNC Financial Services Group (The), Inc.	9,548,194
19,924	Popular, Inc.	2,530,547
48,177	Prosperity Bancshares, Inc.	3,196,544
264,230	Regions Financial Corp.	6,967,745
14,224	ServisFirst Bancshares, Inc.	1,145,459
25,841	SouthState Bank Corp.	2,554,900
40,839	Synovus Financial Corp.	2,004,378
421,085	Truist Financial Corp.	19,252,006
201,876	U.S. Bancorp	9,756,667
12,733	UMB Financial Corp.	1,506,951
58,311	United Bankshares, Inc.	2,169,752
44,826	United Community Banks, Inc.	1,405,295
303,092	Valley National Bancorp	3,212,775
63,680	Webster Financial Corp.	3,785,139
239,903	Wells Fargo & Co.	20,108,669
32,059	Western Alliance Bancorp	2,780,157
19,345	Wintrust Financial Corp.	2,562,052
Shares	Description	Value

	Banks (Continued)
21,510	WSFS Financial Corp.	$1,160,034
46,757	Zions Bancorp N.A.	2,645,511
		247,423,663
	Consumer Finance — 0.5%
5,880	Dave, Inc. (a)	1,172,178
	Total Common Stocks	248,595,841
	(Cost $215,366,157)
MONEY MARKET FUNDS — 0.1%
267,006	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	267,006
	(Cost $267,006)

	Total Investments — 99.8%	248,862,847
	(Cost $215,633,163)
	Net Other Assets and Liabilities — 0.2%	401,350
	Net Assets — 100.0%	$249,264,197

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 248,595,841	$ 248,595,841	$ —	$ —
Money Market Funds	267,006	267,006	—	—
Total Investments	$248,862,847	$248,862,847	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Beverages — 26.9%
9,120	Brown-Forman Corp., Class B	$246,970
1,650	Celsius Holdings, Inc. (a)	94,858
7,383	Coca-Cola (The) Co.	489,640
3,461	Coca-Cola Consolidated, Inc.	405,491
25,998	Keurig Dr Pepper, Inc.	663,209
14,979	Molson Coors Beverage Co., Class B	677,800
12,118	Monster Beverage Corp. (a)	815,663
2,337	National Beverage Corp. (a)	86,282
10,175	PepsiCo, Inc.	1,428,977
		4,908,890
	Chemicals — 6.5%
17,502	Corteva, Inc.	1,183,660
	Consumer Staples Distribution & Retail — 3.1%
7,470	US Foods Holding Corp. (a)	572,352
	Food Products — 62.7%
24,147	Archer-Daniels-Midland Co.	1,442,542
5,488	Bunge Global S.A.	445,900
5,049	Cal-Maine Foods, Inc.	475,111
39,533	Conagra Brands, Inc.	723,849
15,331	General Mills, Inc.	772,989
4,116	Hershey (The) Co.	769,898
18,157	Hormel Foods Corp.	449,204
4,207	Ingredion, Inc.	513,717
5,220	J.M. Smucker (The) Co.	566,892
54,077	Kraft Heinz (The) Co.	1,408,165
6,973	Lamb Weston Holdings, Inc.	404,992
664	Marzetti (The) Company	114,732
5,049	McCormick & Co., Inc.	337,829
24,618	Mondelez International, Inc., Class A	1,537,886
3,611	Post Holdings, Inc. (a)	388,110
67	Seaboard Corp.	244,349
2,360	Tootsie Roll Industries, Inc.	98,931
13,319	Tyson Foods, Inc., Class A	723,222
		11,418,318
	Personal Care Products — 0.5%
2,312	BellRing Brands, Inc. (a)	84,041
	Total Common Stocks	18,167,261
	(Cost $22,390,068)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
27,558	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	$27,558
	(Cost $27,558)

	Total Investments — 99.9%	18,194,819
	(Cost $22,417,626)
	Net Other Assets and Liabilities — 0.1%	22,454
	Net Assets — 100.0%	$18,217,273

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,167,261	$ 18,167,261	$ —	$ —
Money Market Funds	27,558	27,558	—	—
Total Investments	$18,194,819	$18,194,819	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Energy Equipment & Services — 10.5%
23,811	Archrock, Inc.	$626,467
48,959	Baker Hughes Co.	2,385,283
107,133	Halliburton Co.	2,635,472
62,726	NOV, Inc.	831,120
118,412	Schlumberger N.V.	4,069,820
9,793	Tidewater, Inc. (a)	522,261
11,869	Valaris Ltd. (a)	578,851
9,254	Weatherford International PLC	633,251
		12,282,525
	Oil, Gas & Consumable Fuels — 89.3%
33,139	Antero Midstream Corp.	644,222
136,656	APA Corp.	3,318,008
11,867	California Resources Corp.	631,087
13,979	Cheniere Energy, Inc.	3,284,785
57,817	Chevron Corp.	8,978,402
49,516	Civitas Resources, Inc.	1,609,270
93,821	ConocoPhillips	8,874,528
95,505	Coterra Energy, Inc.	2,258,693
128,392	Devon Energy Corp.	4,501,423
31,210	Diamondback Energy, Inc.	4,466,151
7,962	DT Midstream, Inc.	900,184
56,985	EOG Resources, Inc.	6,389,158
55,695	EQT Corp.	3,031,479
22,166	Expand Energy Corp.	2,354,916
81,245	Exxon Mobil Corp.	9,160,374
14,086	HF Sinclair Corp.	737,261
145,574	Kinder Morgan, Inc.	4,121,200
23,696	Magnolia Oil & Gas Corp., Class A	565,624
24,100	Marathon Petroleum Corp.	4,645,034
32,506	Matador Resources Co.	1,460,495
54,996	NextDecade Corp. (a)	373,423
37,406	Northern Oil & Gas, Inc.	927,669
172,862	Occidental Petroleum Corp.	8,167,729
47,439	ONEOK, Inc.	3,461,624
62,194	Ovintiv, Inc.	2,511,394
176,329	Permian Resources Corp.	2,257,011
17,167	Phillips 66	2,335,055
21,729	Range Resources Corp.	817,880
49,286	SM Energy Co.	1,230,671
14,750	Targa Resources Corp.	2,471,215
631	Texas Pacific Land Corp.	589,127
18,726	Valero Energy Corp.	3,188,289
61,909	Williams (The) Cos., Inc.	3,921,935
		104,185,316
	Total Common Stocks	116,467,841
	(Cost $121,436,293)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
154,716	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	$154,716
	(Cost $154,716)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$147	Bank of America Corp., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $147. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $150. (c)	147
213	JPMorgan Chase & Co., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $213. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $217. (c)	213
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$130	Mizuho Financial Group, Inc., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $130. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $133. (c)	$130
231	RBC Dominion Securities, Inc., 4.19% (b), dated 09/30/25, due 10/01/25, with a maturity value of $231. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $236. (c)	231
	Total Repurchase Agreements	721
	(Cost $721)

	Total Investments — 100.0%	116,623,278
	(Cost $121,591,730)
	Net Other Assets and Liabilities — 0.0%	45,609
	Net Assets — 100.0%	$116,668,887

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 116,467,841	$ 116,467,841	$ —	$ —
Money Market Funds	154,716	154,716	—	—
Repurchase Agreements	721	—	721	—
Total Investments	$116,623,278	$116,622,557	$721	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$721
Non-cash Collateral(2)	(721)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 45.2%
5,306	AbbVie, Inc.	$1,228,551
2,923	ACADIA Pharmaceuticals, Inc. (a)	62,377
4,402	ADMA Biologics, Inc. (a)	64,533
4,715	Alkermes PLC (a)	141,450
170	Alnylam Pharmaceuticals, Inc. (a)	77,520
1,940	Amgen, Inc.	547,468
3,449	Arrowhead Pharmaceuticals, Inc. (a)	118,956
4,145	Biogen, Inc. (a)	580,632
3,262	BioMarin Pharmaceutical, Inc. (a)	176,670
1,468	Bridgebio Pharma, Inc. (a)	76,248
3,795	Catalyst Pharmaceuticals, Inc. (a)	74,762
5,561	Exelixis, Inc. (a)	229,669
4,941	Gilead Sciences, Inc.	548,451
2,124	Halozyme Therapeutics, Inc. (a)	155,774
2,824	Incyte Corp. (a)	239,504
558	Insmed, Inc. (a)	80,358
1,782	Ionis Pharmaceuticals, Inc. (a)	116,578
514	Krystal Biotech, Inc. (a)	90,736
174	Madrigal Pharmaceuticals, Inc. (a)	79,807
1,029	Mirum Pharmaceuticals, Inc. (a)	75,436
869	Neurocrine Biosciences, Inc. (a)	121,990
3,159	Newamsterdam Pharma Co. N.V. (a)	89,842
1,287	Protagonist Therapeutics, Inc. (a)	85,495
3,987	PTC Therapeutics, Inc. (a)	244,682
961	Regeneron Pharmaceuticals, Inc.	540,342
737	Rhythm Pharmaceuticals, Inc. (a)	74,430
2,591	TG Therapeutics, Inc. (a)	93,600
1,249	United Therapeutics Corp. (a)	523,593
1,427	Vertex Pharmaceuticals, Inc. (a)	558,870
		7,098,324
	Health Care Providers & Services — 4.2%
3,752	Cardinal Health, Inc.	588,914
1,127	Guardant Health, Inc. (a)	70,415
		659,329
	Life Sciences Tools & Services — 4.8%
1,369	Charles River Laboratories International, Inc. (a)	214,194
2,781	Illumina, Inc. (a)	264,112
372	Medpace Holdings, Inc. (a)	191,267
1,002	Tempus AI, Inc. (a)	80,871
		750,444
Shares	Description	Value

	Pharmaceuticals — 45.7%
10,419	Amneal Pharmaceuticals, Inc. (a)	$104,294
23,661	Bristol-Myers Squibb Co.	1,067,111
1,090	Corcept Therapeutics, Inc. (a)	90,590
8,644	Elanco Animal Health, Inc. (a)	174,090
762	Eli Lilly & Co.	581,406
2,625	Jazz Pharmaceuticals PLC (a)	345,975
6,301	Johnson & Johnson	1,168,332
470	Ligand Pharmaceuticals, Inc. (a)	83,256
13,271	Merck & Co., Inc.	1,113,835
4,148	Perrigo Co. PLC	92,376
45,086	Pfizer, Inc.	1,148,791
1,188	Prestige Consumer Healthcare, Inc. (a)	74,131
1,684	Supernus Pharmaceuticals, Inc. (a)	80,478
52,906	Viatris, Inc.	523,770
3,569	Zoetis, Inc.	522,216
		7,170,651
	Total Common Stocks	15,678,748
	(Cost $16,631,392)
MONEY MARKET FUNDS — 0.1%
10,947	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	10,947
	(Cost $10,947)

	Total Investments — 100.0%	15,689,695
	(Cost $16,642,339)
	Net Other Assets and Liabilities — 0.0%	2,615
	Net Assets — 100.0%	$15,692,310

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,678,748	$ 15,678,748	$ —	$ —
Money Market Funds	10,947	10,947	—	—
Total Investments	$15,689,695	$15,689,695	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Electronic Equipment, Instruments & Components — 4.8%
10,596	Advanced Energy Industries, Inc.	$1,802,803
139,242	Avnet, Inc.	7,279,572
57,631	Coherent Corp. (a)	6,208,011
		15,290,386
	Semiconductors & Semiconductor Equipment — 95.0%
67,840	Advanced Micro Devices, Inc. (a)	10,975,834
421,372	Amkor Technology, Inc.	11,966,965
43,902	Analog Devices, Inc.	10,786,721
68,629	Applied Materials, Inc.	14,051,102
7,691	Astera Labs, Inc. (a)	1,505,898
17,507	Axcelis Technologies, Inc. (a)	1,709,384
74,198	Broadcom, Inc.	24,478,662
37,410	Cirrus Logic, Inc. (a)	4,687,099
11,387	Credo Technology Group Holding Ltd. (a)	1,658,061
7,475	Impinj, Inc. (a)	1,351,106
906,189	Intel Corp. (a)	30,402,641
12,652	KLA Corp.	13,646,447
110,163	Lam Research Corp.	14,750,826
21,110	Lattice Semiconductor Corp. (a)	1,547,785
104,369	Microchip Technology, Inc.	6,702,577
185,410	Micron Technology, Inc.	31,022,801
8,480	Monolithic Power Systems, Inc.	7,807,027
126,683	NVIDIA Corp.	23,636,514
46,978	NXP Semiconductors N.V.	10,698,300
222,482	ON Semiconductor Corp. (a)	10,970,587
24,911	Onto Innovation, Inc. (a)	3,218,999
70,285	Qorvo, Inc. (a)	6,401,558
137,285	QUALCOMM, Inc.	22,838,733
36,109	Rambus, Inc. (a)	3,762,558
24,123	Semtech Corp. (a)	1,723,588
147,222	Skyworks Solutions, Inc.	11,333,150
66,064	Teradyne, Inc.	9,093,049
54,489	Texas Instruments, Inc.	10,011,264
		302,739,236
	Total Common Stocks	318,029,622
	(Cost $253,839,197)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
716,149	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	$716,149
	(Cost $716,149)

	Total Investments — 100.0%	318,745,771
	(Cost $254,555,346)
	Net Other Assets and Liabilities — (0.0)%	(67,697)
	Net Assets — 100.0%	$318,678,074

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 318,029,622	$ 318,029,622	$ —	$ —
Money Market Funds	716,149	716,149	—	—
Total Investments	$318,745,771	$318,745,771	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 10.2%
2,369	C.H. Robinson Worldwide, Inc.	$313,656
3,194	Expeditors International of Washington, Inc.	391,552
5,913	FedEx Corp.	1,394,344
3,449	GXO Logistics, Inc. (a)	182,418
15,625	United Parcel Service, Inc., Class B	1,305,156
		3,587,126
	Automobile Components — 6.3%
18,428	BorgWarner, Inc.	810,095
8,596	Dana, Inc.	172,264
1,071	Dorman Products, Inc. (a)	166,947
14,410	Garrett Motion, Inc.	196,264
8,874	Gentex Corp.	251,134
4,237	Lear Corp.	426,285
1,644	Visteon Corp.	197,050
		2,220,039
	Automobiles — 26.4%
232,160	Ford Motor Co.	2,776,634
46,638	General Motors Co.	2,843,519
8,184	Tesla, Inc. (a)	3,639,588
		9,259,741
	Distributors — 2.2%
2,646	Genuine Parts Co.	366,735
13,466	LKQ Corp.	411,252
		777,987
	Ground Transportation — 20.7%
42,026	CSX Corp.	1,492,343
4,671	J.B. Hunt Transport Services, Inc.	626,708
4,599	Old Dominion Freight Line, Inc.	647,447
6,484	Ryder System, Inc.	1,223,142
12,222	Union Pacific Corp.	2,888,914
2,854	XPO, Inc. (a)	368,937
		7,247,491
	Machinery — 9.1%
4,336	Allison Transmission Holdings, Inc.	368,039
1,409	Federal Signal Corp.	167,657
2,654	Oshkosh Corp.	344,224
13,665	PACCAR, Inc.	1,343,543
3,257	REV Group, Inc.	184,574
3,908	Westinghouse Air Brake Technologies Corp.	783,437
		3,191,474
Shares	Description	Value

	Marine Transportation — 0.8%
2,728	Matson, Inc.	$268,954
	Passenger Airlines — 18.8%
10,803	Alaska Air Group, Inc. (a)	537,773
102,188	American Airlines Group, Inc. (a)	1,148,593
22,115	Delta Air Lines, Inc.	1,255,026
3,062	SkyWest, Inc. (a)	308,099
25,895	Southwest Airlines Co.	826,310
26,024	United Airlines Holdings, Inc. (a)	2,511,316
		6,587,117
	Specialty Retail — 0.5%
4,469	Valvoline, Inc. (a)	160,482
	Trading Companies & Distributors — 4.9%
1,126	FTAI Aviation Ltd.	187,884
1,426	McGrath RentCorp	167,270
1,429	United Rentals, Inc.	1,364,209
		1,719,363
	Total Common Stocks	35,019,774
	(Cost $30,862,290)
MONEY MARKET FUNDS — 0.1%
30,755	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	30,755
	(Cost $30,755)

	Total Investments — 100.0%	35,050,529
	(Cost $30,893,045)
	Net Other Assets and Liabilities — (0.0)%	(1,381)
	Net Assets — 100.0%	$35,049,148

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.
See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 35,019,774	$ 35,019,774	$ —	$ —
Money Market Funds	30,755	30,755	—	—
Total Investments	$35,050,529	$35,050,529	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Air Freight & Logistics — 4.4%
2,121	DHL Group (EUR)	$94,477
416	FedEx Corp.	98,097
966	United Parcel Service, Inc., Class B	80,690
		273,264
	Broadline Retail — 21.9%
932	Alibaba Group Holding Ltd., ADR	166,576
10,395	Allegro.eu S.A. (PLN) (b) (c) (d)	101,801
447	Amazon.com, Inc. (c)	98,148
3,264	Coupang, Inc. (c)	105,101
1,287	eBay, Inc.	117,053
3,184	JD.com, Inc., ADR	111,376
41	MercadoLibre, Inc. (c)	95,815
323	Naspers Ltd., Class N (ZAR)	116,981
600	Next PLC (GBP)	99,859
947	PDD Holdings, Inc., ADR (c)	125,165
1,769	Prosus N.V. (EUR)	124,489
18,000	Rakuten Group, Inc. (JPY) (c)	116,835
		1,379,199
	Commercial Services & Supplies — 1.5%
2,071	Copart, Inc. (c)	93,133
	Consumer Staples Distribution & Retail — 6.7%
183,000	Alibaba Health Information Technology Ltd. (HKD) (c)	156,616
18,267	JD Health International, Inc. (HKD) (b) (c) (d)	156,099
1,048	Walmart, Inc.	108,007
		420,722
	Financial Services — 8.3%
56	Adyen N.V. (EUR) (b) (c) (d)	89,744
296	Corpay, Inc. (c)	85,266
1,239	Fidelity National Information Services, Inc.	81,700
586	Fiserv, Inc. (c)	75,553
1,224	Global Payments, Inc.	101,690
1,313	PayPal Holdings, Inc. (c)	88,050
		522,003
	Ground Transportation — 1.6%
1,031	Uber Technologies, Inc. (c)	101,007
	Hotels, Restaurants & Leisure — 9.8%
725	Airbnb, Inc., Class A (c)	88,030
17	Booking Holdings, Inc.	91,788
417	DoorDash, Inc., Class A (c)	113,420
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
543	Expedia Group, Inc.	$116,066
6,605	Meituan, Class B (HKD) (b) (c) (d)	88,695
1,606	Trip.com Group Ltd., ADR	120,771
		618,770
	Industrial REITs — 1.7%
917	Prologis, Inc.	105,015
	Interactive Media & Services — 24.0%
560	Alphabet, Inc., Class A	136,136
8,940	Auto Trader Group PLC (GBP) (b) (d)	94,769
1,124	Baidu, Inc., ADR (c)	148,110
4,107	CAR Group Ltd. (AUD)	99,953
12,100	Kuaishou Technology (HKD) (b) (d)	131,543
27,300	LY Corp. (JPY)	87,889
137	Meta Platforms, Inc., Class A	100,610
525	NAVER Corp. (KRW)	100,469
2,776	Pinterest, Inc., Class A (c)	89,304
647	REA Group Ltd. (AUD)	98,921
695	Reddit, Inc., Class A (c)	159,843
9,364	Rightmove PLC (GBP)	89,239
710	Scout24 SE (EUR) (b) (d)	88,859
10,641	Snap, Inc., Class A (c)	82,042
		1,507,687
	IT Services — 2.0%
863	Shopify, Inc., Class A (c)	128,250
	Marine Transportation — 4.3%
51	A.P. Moller - Maersk A/S, Class B (DKK)	99,986
56,825	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	88,429
5,517	HMM Co., Ltd. (KRW)	78,839
		267,254
	Real Estate Management & Development — 4.6%
1,155	CoStar Group, Inc. (c)	97,447
5,110	KE Holdings, Inc., ADR	97,090
1,260	Zillow Group, Inc., Class C (c)	97,083
		291,620
	Specialty Retail — 6.2%
1,348	Best Buy Co., Inc.	101,936
1,485	CarMax, Inc. (c)	66,632
288	Carvana Co. (c)	108,645
563	Williams-Sonoma, Inc.	110,038
		387,251
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Textiles, Apparel & Luxury Goods — 1.2%
417	Lululemon Athletica, Inc. (c)	$74,197
	Wireless Telecommunication Services — 1.5%
27,154	Taiwan Mobile Co., Ltd. (TWD)	97,112
	Total Common Stocks	6,266,484
	(Cost $5,639,809)
MONEY MARKET FUNDS — 0.1%
9,927	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (e)	9,927
	(Cost $9,927)

	Total Investments — 99.8%	6,276,411
	(Cost $5,649,736)
	Net Other Assets and Liabilities — 0.2%	9,688
	Net Assets — 100.0%	$6,286,099

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	63.3%
HKD	9.9
EUR	6.3
GBP	4.5
JPY	3.3
AUD	3.2
KRW	2.9
ZAR	1.9
PLN	1.6
DKK	1.6
TWD	1.5
Total	100.0%

Country Allocation†	% of Net Assets
United States	49.0%
Cayman Islands	18.2
United Kingdom	4.5
Netherlands	3.4
Japan	3.3
Australia	3.2
Germany	2.9
South Korea	2.8
Bermuda	2.5
Canada	2.0
South Africa	1.9
Luxembourg	1.6
Denmark	1.6
Taiwan	1.5
China	1.4
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,266,484	$ 6,266,484	$ —	$ —
Money Market Funds	9,927	9,927	—	—
Total Investments	$6,276,411	$6,276,411	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.1%
	Bermuda — 0.4%
224	Credicorp Ltd.	$59,647
	Brazil — 8.5%
32,334	Ambev S.A. (BRL)	73,450
33,293	Banco Bradesco S.A. (Preference Shares) (BRL)	110,659
14,964	Banco do Brasil S.A. (BRL)	62,108
15,787	Banco Santander Brasil S.A. (BRL)	87,207
10,467	BB Seguridade Participacoes S.A. (BRL)	65,411
2,286	Centrais Eletricas Brasileiras S.A. (BRL)	22,558
914	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	22,698
9,087	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	19,037
8,956	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	21,674
2,331	Energisa S.A. (BRL)	22,275
7,881	Eneva S.A. (BRL) (c)	24,507
2,415	Engie Brasil Energia S.A. (BRL)	18,468
2,913	Equatorial Energia S.A. (BRL)	20,224
13,430	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	98,588
44,638	Itausa S.A. (Preference Shares) (BRL)	96,199
17,932	Klabin S.A. (BRL)	60,781
16,603	Motiva Infraestrutura de Mobilidade S.A. (BRL)	46,419
31,922	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	188,692
10,546	Porto Seguro S.A. (BRL)	98,797
11,915	Rumo S.A. (BRL)	35,752
6,321	Suzano S.A. (BRL)	59,264
2,284	Telefonica Brasil S.A. (BRL)	14,621
3,161	TIM S.A. (BRL)	13,957
5,901	Vale S.A. (BRL)	63,841
4,268	WEG S.A. (BRL)	29,342
		1,376,529
	Cayman Islands — 4.7%
18,000	Hengan International Group Co., Ltd. (HKD)	58,751
7,100	Tencent Holdings Ltd. (HKD)	604,900
30,000	Tingyi Cayman Islands Holding Corp. (HKD)	40,170
3,450	ZTO Express Cayman, Inc. (HKD)	65,392
		769,213
Shares	Description	Value

	Chile — 0.9%
178,596	Banco de Chile (CLP)	$27,119
414,994	Banco Santander Chile (CLP)	27,487
2,772	Cencosud S.A. (CLP)	7,886
1,130	Cia Cervecerias Unidas S.A. (CLP)	6,944
1,338	Empresas Copec S.A. (CLP)	9,797
3,800	Falabella S.A. (CLP)	22,529
1,007,300	Latam Airlines Group S.A. (CLP)	22,893
632	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP) (c)	27,270
		151,925
	China — 12.0%
176,214	Agricultural Bank of China Ltd., Class H (HKD)	118,881
175,930	Bank of China Ltd., Class H (HKD)	96,308
119,094	Bank of Communications Co., Ltd., Class H (HKD)	99,934
70,000	CGN Power Co., Ltd., Class H (HKD) (d) (e)	25,996
135,159	China CITIC Bank Corp., Ltd., Class H (HKD)	116,194
37,000	China Coal Energy Co., Ltd., Class H (HKD)	44,170
120,027	China Construction Bank Corp., Class H (HKD)	115,370
260,000	China Everbright Bank Co., Ltd., Class H (HKD)	108,251
236,000	China Minsheng Banking Corp., Ltd., Class H (HKD)	124,642
71,821	China Petroleum & Chemical Corp., Class H (HKD)	37,378
9,436	China Shenhua Energy Co., Ltd., Class H (HKD)	45,107
280,700	China Tower Corp., Ltd., Class H (HKD) (d) (e)	414,091
9,398	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (d) (e)	94,560
38,000	Huaneng Power International, Inc., Class H (HKD)	26,466
148,566	Industrial & Commercial Bank of China Ltd., Class H (HKD)	109,583
17,453	Inner Mongolia Yitai Coal Co., Ltd., Class B (c) (f)	33,440
46,000	PetroChina Co., Ltd., Class H (HKD)	41,851
56,752	PICC Property & Casualty Co., Ltd., Class H (HKD)	128,061
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
172,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e)	$120,679
21,600	Sinopharm Group Co., Ltd., Class H (HKD)	50,905
		1,951,867
	Colombia — 0.1%
1,732	Grupo Cibest S.A. (Preference Shares) (COP)	22,557
	Czech Republic — 0.3%
536	CEZ A/S (CZK)	33,269
364	Komercni Banka A/S (CZK)	18,240
		51,509
	Hong Kong — 0.9%
248,000	China Resources Pharmaceutical Group Ltd. (HKD) (d) (e)	153,288
	Hungary — 0.5%
800	OTP Bank Nyrt (HUF)	69,094
433	Richter Gedeon Nyrt (HUF)	13,179
		82,273
	India — 36.3%
1,332	Apollo Hospitals Enterprise Ltd. (INR)	111,149
9,589	Asian Paints Ltd. (INR)	253,795
10,434	Bharti Airtel Ltd. (INR)	220,740
1,118	Britannia Industries Ltd. (INR)	75,437
10,901	Dabur India Ltd. (INR)	60,319
7,704	Dr. Reddy’s Laboratories Ltd. (INR)	106,178
8,595	Grasim Industries Ltd. (INR)	266,876
12,129	HCL Technologies Ltd. (INR)	189,212
42,752	HDFC Bank Ltd. (INR)	457,909
56,850	HDFC Life Insurance Co., Ltd. (INR) (d) (e)	484,343
2,444	Hindustan Unilever Ltd. (INR)	69,211
28,911	ICICI Bank Ltd. (INR)	438,930
12,298	Infosys Ltd. (INR)	199,702
13,475	ITC Ltd. (INR)	60,941
2,509	Maruti Suzuki India Ltd. (INR)	452,949
257	MRF Ltd. (INR)	422,077
4,906	Nestle India Ltd. (INR)	63,703
22,051	Pidilite Industries Ltd. (INR)	364,583
30,572	Reliance Industries Ltd. (INR)	469,656
44,243	SBI Cards & Payment Services Ltd. (INR)	436,980
736	Shree Cement Ltd. (INR)	242,587
5,082	Sun Pharmaceutical Industries Ltd. (INR)	91,253
5,356	Tata Consultancy Services Ltd. (INR)	174,237
Shares	Description	Value

	India (Continued)
5,511	Tata Consumer Products Ltd. (INR)	$70,094
2,731	Torrent Pharmaceuticals Ltd. (INR)	110,829
		5,893,690
	Indonesia — 1.8%
70,778	Alamtri Resources Indonesia Tbk PT (IDR)	7,178
67,213	Astra International Tbk PT (IDR)	23,292
97,153	Bank Central Asia Tbk PT (IDR)	44,452
158,808	Bank Mandiri Persero Tbk PT (IDR)	41,929
194,765	Bank Negara Indonesia Persero Tbk PT (IDR)	47,917
203,902	Bank Rakyat Indonesia Persero Tbk PT (IDR)	47,718
274,859	Bumi Resources Minerals Tbk PT (IDR) (c)	13,854
2,954,087	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	9,572
63,814	Merdeka Copper Gold Tbk PT (IDR) (c)	8,080
37,399	Petrosea Tbk PT (IDR)	15,204
157,890	Telkom Indonesia Persero Tbk PT (IDR)	28,991
3,875	United Tractors Tbk PT (IDR)	6,226
		294,413
	Luxembourg — 0.1%
1,295	Allegro.eu S.A. (PLN) (c) (d) (e)	12,682
	Malaysia — 1.8%
20,700	AMMB Holdings Bhd (MYR)	27,790
16,600	CIMB Group Holdings Bhd (MYR)	28,952
10,700	Dialog Group Bhd (MYR)	4,805
15,500	Gamuda Bhd (MYR)	20,367
11,600	Genting Bhd (MYR)	8,049
22,600	Genting Malaysia Bhd (MYR)	11,277
12,000	Hartalega Holdings Bhd (MYR)	3,336
3,300	IHH Healthcare Bhd (MYR)	5,920
8,500	KPJ Healthcare Bhd (MYR)	5,554
11,500	Malayan Banking Bhd (MYR)	27,080
18,800	Press Metal Aluminium Holdings Bhd (MYR)	26,401
26,200	Public Bank Bhd (MYR)	26,956
17,000	RHB Bank Bhd (MYR)	26,660
9,700	Sunway Bhd (MYR)	13,023
7,000	Telekom Malaysia Bhd (MYR)	11,776
3,800	Tenaga Nasional Bhd (MYR)	11,937
27,900	Top Glove Corp. Bhd (MYR) (c)	3,845
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
25,800	YTL Corp. Bhd (MYR)	$17,043
15,500	YTL Power International Bhd (MYR)	15,506
		296,277
	Mexico — 4.5%
27,045	Alfa S.A.B. de C.V., Class A (MXN)	21,679
88,153	America Movil S.A.B. de C.V., Series B (MXN)	92,276
2,408	Arca Continental S.A.B. de C.V. (MXN)	25,248
14,734	Banco del Bajio S.A. (MXN) (d) (e)	37,106
37,394	Cemex S.A.B. de C.V., Series CPO (MXN)	33,487
2,754	Coca-Cola Femsa S.A.B. de C.V. (MXN)	22,850
3,879	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	10,980
7,597	Fibra Uno Administracion S.A. de C.V. (MXN)	11,196
2,646	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	26,092
1,394	Gruma S.A.B. de C.V., Class B (MXN)	25,879
2,147	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	27,783
1,141	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	26,971
771	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	24,898
9,260	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	32,887
4,615	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	46,489
6,321	Grupo Mexico S.A.B. de C.V., Series B (MXN)	55,128
1,703	Industrias Penoles S.A.B. de C.V. (MXN) (c)	76,114
15,356	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	32,484
2,774	Prologis Property Mexico S.A. de C.V. (MXN)	11,357
Shares	Description	Value

	Mexico (Continued)
3,684	Qualitas Controladora S.A.B. de C.V. (MXN)	$33,685
18,489	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	57,112
		731,701
	Morocco — 0.2%
314	Attijariwafa Bank (MAD)	25,715
	Netherlands — 0.2%
1,097	NEPI Rockcastle N.V. (ZAR)	8,784
2,720	Pepco Group N.V. (PLN) (e)	19,383
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		28,167
	Philippines — 0.8%
109,110	Ayala Land, Inc. (PHP)	45,650
11,190	Bank of the Philippine Islands (PHP)	22,111
9,741	BDO Unibank, Inc. (PHP)	22,244
5,650	International Container Terminal Services, Inc. (PHP)	45,782
		135,787
	Poland — 1.6%
694	Alior Bank S.A. (PLN)	19,590
473	Bank Polska Kasa Opieki S.A. (PLN)	22,735
27	Budimex S.A. (PLN)	3,783
173	CCC S.A. (PLN) (c)	8,648
191	CD Projekt S.A. (PLN)	14,215
2,310	Dino Polska S.A. (PLN) (c) (d) (e)	27,805
379	KGHM Polska Miedz S.A. (PLN) (c)	16,684
2	LPP S.A. (PLN)	9,729
103	mBank S.A. (PLN) (c)	25,504
1,696	ORLEN S.A. (PLN)	40,372
2,831	PGE Polska Grupa Energetyczna S.A. (PLN) (c)	8,365
1,106	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	21,447
1,485	Powszechny Zaklad Ubezpieczen S.A. (PLN)	22,210
150	Santander Bank Polska S.A. (PLN)	19,512
		260,599
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
4,700	GMK Norilskiy Nickel PAO (RUB) (c) (f) (g) (h)	0
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Russia (Continued)
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	$0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	0
850	Polyus PJSC (RUB) (c) (f) (g) (h)	0
676	Severstal PAO (RUB) (c) (f) (g) (h)	0
10,776	Sistema AFK PAO (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	South Africa — 4.0%
2,831	Absa Group Ltd. (ZAR)	29,685
993	Aspen Pharmacare Holdings Ltd. (ZAR) (c)	5,570
622	Bid Corp., Ltd. (ZAR)	15,568
700	Bidvest Group Ltd. (ZAR)	8,586
162	Capitec Bank Holdings Ltd. (ZAR)	32,587
807	Clicks Group Ltd. (ZAR)	16,469
2,512	Discovery Ltd. (ZAR)	28,654
464	Exxaro Resources Ltd. (ZAR)	4,841
6,975	FirstRand Ltd. (ZAR)	31,365
1,040	Foschini Group Ltd. (ZAR)	6,571
11,225	Growthpoint Properties Ltd. (ZAR)	9,574
584	Mr Price Group Ltd. (ZAR)	6,888
4,842	MTN Group Ltd. (ZAR)	40,654
498	Naspers Ltd., Class N (ZAR)	180,361
1,948	Nedbank Group Ltd. (ZAR)	24,082
42,110	Old Mutual Ltd. (ZAR)	32,552
7,190	OUTsurance Group Ltd. (ZAR)	29,851
5,066	Pepkor Holdings Ltd. (ZAR) (d) (e)	7,131
3,176	Remgro Ltd. (ZAR)	30,846
6,056	Sanlam Ltd. (ZAR)	29,312
1,003	Shoprite Holdings Ltd. (ZAR)	15,914
2,093	Standard Bank Group Ltd. (ZAR)	28,649
Shares	Description	Value

	South Africa (Continued)
1,023	Tiger Brands Ltd. (ZAR)	$18,290
2,536	Woolworths Holdings Ltd. (ZAR)	7,385
		641,385
	Taiwan — 16.7%
117,902	Asia Cement Corp. (TWD)	147,581
72,281	Catcher Technology Co., Ltd. (TWD)	432,813
87,454	Chang Hwa Commercial Bank Ltd. (TWD)	56,384
134,670	China Steel Corp. (TWD)	85,721
13,168	Chunghwa Telecom Co., Ltd. (TWD)	57,679
37,475	CTBC Financial Holding Co., Ltd. (TWD)	52,749
51,937	E.Sun Financial Holding Co., Ltd. (TWD)	56,831
18,392	Far EasTone Telecommunications Co., Ltd. (TWD)	53,345
56,020	First Financial Holding Co., Ltd. (TWD)	54,866
17,765	Fubon Financial Holding Co., Ltd. (TWD)	51,468
53,711	Hua Nan Financial Holdings Co., Ltd. (TWD)	52,164
87,065	KGI Financial Holding Co., Ltd. (TWD)	42,707
37,052	Mega Financial Holding Co., Ltd. (TWD)	51,667
4,270	President Chain Store Corp. (TWD)	34,745
32,853	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	45,327
68,703	SinoPac Financial Holdings Co., Ltd. (TWD)	56,354
212,086	Synnex Technology International Corp. (TWD)	439,787
107,335	Taiwan Business Bank (TWD)	55,467
63,315	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	51,208
14,524	Taiwan Mobile Co., Ltd. (TWD)	51,943
171,795	TCC Group Holdings Co., Ltd. (TWD)	135,280
85,953	TS Financial Holding Co., Ltd. (TWD)	50,763
13,314	Uni-President Enterprises Corp. (TWD)	34,248
339,148	United Microelectronics Corp. (TWD)	506,864
45,523	Yuanta Financial Holding Co., Ltd. (TWD)	52,053
		2,710,014
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand — 2.6%
3,600	Advanced Info Service PCL (THB)	$32,328
10,800	Airports of Thailand PCL (THB)	13,498
3,000	Bangkok Bank PCL (THB)	13,794
31,300	Bangkok Dusit Medical Services PCL (THB)	19,801
75,700	Bangkok Expressway & Metro PCL (THB)	12,031
4,100	Bumrungrad Hospital PCL (THB)	22,205
12,400	Central Pattana PCL (THB)	21,429
24,600	Charoen Pokphand Foods PCL (THB)	16,929
11,800	CP ALL PCL (THB)	17,206
14,972	Gulf Development PCL (THB) (c)	20,098
54,400	Home Product Center PCL (THB)	12,507
2,800	Kasikornbank PCL (THB)	14,473
18,200	Krung Thai Bank PCL (THB)	13,929
9,600	Krungthai Card PCL (THB)	8,887
17,800	Minor International PCL (THB)	12,689
12,000	Muangthai Capital PCL (THB)	14,998
5,100	PTT Exploration & Production PCL (THB)	18,178
50,700	PTT Oil & Retail Business PCL (THB) (d) (e)	22,217
18,700	PTT PCL (THB)	19,187
3,600	SCB X PCL (THB)	14,275
2,600	Siam Cement (The) PCL (THB)	18,454
45,400	Thai Beverage PCL (SGD)	16,366
4,400	Tisco Financial Group PCL (THB)	13,850
223,700	TMBThanachart Bank PCL (THB)	13,116
84,300	True Corp. PCL (THB) (c)	27,055
		429,500
	Turkey — 1.2%
6,501	Akbank T.A.S. (TRY)	9,804
16,213	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	5,393
2,006	Arcelik A/S (TRY) (c)	6,103
1,916	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	9,908
2,022	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	4,747
591	BIM Birlesik Magazalar A/S (TRY)	7,690
5,069	Coca-Cola Icecek A/S (TRY)	5,608
Shares	Description	Value

	Turkey (Continued)
3,610	Enka Insaat ve Sanayi A/S (TRY)	$6,113
10,151	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY)	7,178
2,597	Ford Otomotiv Sanayi A/S (TRY)	6,187
869	Gubre Fabrikalari T.A.S. (TRY) (c)	5,962
4,042	Haci Omer Sabanci Holding A/S (TRY)	8,438
3,078	KOC Holding A/S (TRY)	12,800
547	Migros Ticaret A/S (TRY)	5,854
7,548	Oyak Cimento Fabrikalari A/S (TRY) (i)	3,845
1,067	Pegasus Hava Tasimaciligi A/S (TRY) (c)	5,556
949	TAV Havalimanlari Holding A/S (TRY) (c)	5,478
1,534	Tofas Turk Otomobil Fabrikasi A/S (TRY)	9,565
884	Turk Hava Yollari AO (TRY)	6,697
3,945	Turkcell Iletisim Hizmetleri A/S (TRY)	9,284
27,707	Turkiye Is Bankasi A/S, Class C (TRY)	9,430
3,650	Turkiye Petrol Rafinerileri A/S (TRY)	16,373
5,955	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	5,345
14,178	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c)	8,730
14,130	Yapi ve Kredi Bankasi A/S (TRY) (c)	11,534
		193,622
	Total Common Stocks	16,272,360
	(Cost $14,504,530)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
5,200	YTL Corp. Bhd, expiring 6/2/2028, (MYR) (c) (f) (g)	1,582
3,120	YTL Power International Bhd, expiring 06/02/28, (MYR) (c) (f) (g)	1,305
	Total Warrants	2,887
	(Cost $0)
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
95,861	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (j)	$95,861
	(Cost $95,861)

	Total Investments — 100.7%	16,371,108
	(Cost $14,600,391)
	Net Other Assets and Liabilities — (0.7)%	(111,925)
	Net Assets — 100.0%	$16,259,183

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $2,887 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
INR	36.0%
HKD	17.3
TWD	16.6
BRL	8.4
MXN	4.5
ZAR	4.0
THB	2.5
MYR	1.8
IDR	1.8
PLN	1.8
TRY	1.2
USD	1.2
CLP	0.9
PHP	0.8
HUF	0.5
CZK	0.3
MAD	0.2
COP	0.1
SGD	0.1
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 28,167	$ 28,167	$ —	$ —**
Russia	—**	—	—	—**
Thailand	429,500	16,366	413,134	—
Other Country Categories*	15,814,693	15,814,693	—	—
Warrants*	2,887	—	2,887	—
Money Market Funds	95,861	95,861	—	—
Total Investments	$16,371,108	$15,955,087	$416,021	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.5%
660	General Dynamics Corp.	$225,060
706	L3Harris Technologies, Inc.	215,620
683	Lockheed Martin Corp.	340,960
		781,640
	Air Freight & Logistics — 1.6%
2,524	C.H. Robinson Worldwide, Inc.	334,178
6,386	United Parcel Service, Inc., Class B	533,422
		867,600
	Banks — 4.6%
6,389	Bank of America Corp.	329,608
11,858	Fifth Third Bancorp	528,274
31,274	Huntington Bancshares, Inc.	540,102
2,022	M&T Bank Corp.	399,588
13,499	U.S. Bancorp	652,407
		2,449,979
	Biotechnology — 1.1%
2,504	AbbVie, Inc.	579,776
	Building Products — 0.4%
2,826	A.O. Smith Corp.	207,457
	Capital Markets — 4.1%
30,541	Franklin Resources, Inc.	706,413
2,585	Northern Trust Corp.	347,941
3,624	State Street Corp.	420,420
6,885	T. Rowe Price Group, Inc.	706,677
		2,181,451
	Chemicals — 1.0%
559	Air Products and Chemicals, Inc.	152,451
1,522	CF Industries Holdings, Inc.	136,523
3,765	Eastman Chemical Co.	237,383
		526,357
	Containers & Packaging — 0.6%
37,224	Amcor PLC	304,492
	Distributors — 1.9%
4,937	Genuine Parts Co.	684,268
1,018	Pool Corp.	315,651
		999,919
	Diversified Telecommunication Services — 3.1%
37,910	Verizon Communications, Inc.	1,666,145
	Electric Utilities — 2.4%
1,543	American Electric Power Co., Inc.	173,588
1,387	Duke Energy Corp.	171,641
5,851	Edison International	323,443
2,604	Evergy, Inc.	197,956
Shares	Description	Value

	Electric Utilities (Continued)
3,341	Eversource Energy	$237,679
2,043	Pinnacle West Capital Corp.	183,175
		1,287,482
	Electronic Equipment, Instruments & Components — 6.8%
3,965	Amphenol Corp., Class A	490,669
24,665	Corning, Inc.	2,023,270
5,221	TE Connectivity PLC	1,146,166
		3,660,105
	Food Products — 3.3%
5,070	Archer-Daniels-Midland Co.	302,882
11,310	Campbell’s (The) Co.	357,170
25,796	Conagra Brands, Inc.	472,324
6,729	General Mills, Inc.	339,276
2,948	J.M. Smucker (The) Co.	320,153
		1,791,805
	Ground Transportation — 0.9%
765	Norfolk Southern Corp.	229,813
1,064	Union Pacific Corp.	251,498
		481,311
	Health Care Equipment & Supplies — 1.9%
1,867	Abbott Laboratories	250,066
1,778	Becton Dickinson & Co.	332,788
4,771	Medtronic PLC	454,390
		1,037,244
	Health Care Providers & Services — 3.4%
1,039	Cardinal Health, Inc.	163,081
840	Cigna Group (The)	242,130
8,874	CVS Health Corp.	669,011
1,401	Quest Diagnostics, Inc.	267,003
1,375	UnitedHealth Group, Inc.	474,787
		1,816,012
	Hotels, Restaurants & Leisure — 0.9%
1,593	McDonald’s Corp.	484,097
	Household Durables — 1.4%
1,441	Garmin Ltd.	354,803
3,085	Lennar Corp., Class A	388,833
		743,636
	Industrial Conglomerates — 0.3%
871	Honeywell International, Inc.	183,346
	Insurance — 5.1%
3,021	Aflac, Inc.	337,446
2,223	Cincinnati Financial Corp.	351,456
998	Everest Group Ltd.	349,529
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
5,105	MetLife, Inc.	$420,499
6,702	Principal Financial Group, Inc.	555,663
6,778	Prudential Financial, Inc.	703,150
		2,717,743
	IT Services — 5.1%
4,519	Accenture PLC, Class A	1,114,386
5,670	International Business Machines Corp.	1,599,847
		2,714,233
	Leisure Products — 1.4%
9,786	Hasbro, Inc.	742,268
	Machinery — 2.4%
613	Cummins, Inc.	258,913
934	Illinois Tool Works, Inc.	243,550
839	Snap-on, Inc.	290,739
6,710	Stanley Black & Decker, Inc.	498,754
		1,291,956
	Media — 6.4%
27,267	Comcast Corp., Class A	856,729
53,443	Interpublic Group of (The) Cos., Inc.	1,491,594
13,171	Omnicom Group, Inc.	1,073,832
		3,422,155
	Oil, Gas & Consumable Fuels — 2.7%
2,754	Chevron Corp.	427,669
13,112	Coterra Energy, Inc.	310,099
2,979	Exxon Mobil Corp.	335,882
5,530	ONEOK, Inc.	403,524
		1,477,174
	Personal Care Products — 0.4%
12,676	Kenvue, Inc.	205,732
	Pharmaceuticals — 3.2%
14,801	Bristol-Myers Squibb Co.	667,525
2,715	Johnson & Johnson	503,415
6,579	Merck & Co., Inc.	552,176
		1,723,116
	Professional Services — 0.8%
657	Automatic Data Processing, Inc.	192,830
2,044	Paychex, Inc.	259,097
		451,927
	Residential REITs — 0.5%
500	Essex Property Trust, Inc.	133,830
1,069	Mid-America Apartment Communities, Inc.	149,371
		283,201
Shares	Description	Value

	Retail REITs — 0.8%
1,937	Federal Realty Investment Trust	$196,237
3,825	Realty Income Corp.	232,522
		428,759
	Semiconductors & Semiconductor Equipment — 13.5%
4,683	Analog Devices, Inc.	1,150,613
3,343	Applied Materials, Inc.	684,446
585	KLA Corp.	630,981
24,919	Microchip Technology, Inc.	1,600,298
9,108	QUALCOMM, Inc.	1,515,207
9,227	Texas Instruments, Inc.	1,695,277
		7,276,822
	Software — 1.2%
2,351	Oracle Corp.	661,195
	Specialized REITs — 0.6%
1,157	Extra Space Storage, Inc.	163,068
564	Public Storage	162,911
		325,979
	Specialty Retail — 4.1%
16,289	Best Buy Co., Inc.	1,231,774
1,302	Home Depot (The), Inc.	527,557
1,857	Lowe’s Cos., Inc.	466,683
		2,226,014
	Technology Hardware, Storage & Peripherals — 7.7%
80,904	Hewlett Packard Enterprise Co.	1,987,002
79,780	HP, Inc.	2,172,410
		4,159,412
	Textiles, Apparel & Luxury Goods — 0.8%
5,783	NIKE, Inc., Class B	403,249
	Tobacco — 1.4%
8,498	Altria Group, Inc.	561,378
1,340	Philip Morris International, Inc.	217,348
		778,726
	Trading Companies & Distributors — 0.4%
4,404	Fastenal Co.	215,972
	Total Common Stocks	53,555,487
	(Cost $48,250,567)
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
51,224	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (a)	$51,224
	(Cost $51,224)

	Total Investments — 99.8%	53,606,711
	(Cost $48,301,791)
	Net Other Assets and Liabilities — 0.2%	102,444
	Net Assets — 100.0%	$53,709,155

(a)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 53,555,487	$ 53,555,487	$ —	$ —
Money Market Funds	51,224	51,224	—	—
Total Investments	$53,606,711	$53,606,711	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.1%
1,000	Curtiss-Wright Corp.	$542,940
	Air Freight & Logistics — 2.4%
5,003	C.H. Robinson Worldwide, Inc.	662,397
4,367	Expeditors International of Washington, Inc.	535,351
		1,197,748
	Automobile Components — 1.2%
21,260	Gentex Corp.	601,658
	Banks — 8.6%
3,902	City Holding Co.	483,341
7,546	Commerce Bancshares, Inc.	450,949
3,515	Cullen/Frost Bankers, Inc.	445,597
4,874	Esquire Financial Holdings, Inc.	497,416
22,088	First BanCorp	487,040
10,852	OFG Bancorp	471,953
6,026	Pathward Financial, Inc.	445,984
5,266	Preferred Bank	475,994
9,727	Westamerica BanCorp	486,253
		4,244,527
	Beverages — 1.8%
4,302	Coca-Cola Consolidated, Inc.	504,022
10,529	National Beverage Corp. (a)	388,731
		892,753
	Biotechnology — 1.0%
16,691	Alkermes PLC (a)	500,730
	Building Products — 4.9%
6,937	A.O. Smith Corp.	509,245
3,191	Allegion PLC	565,924
1,191	Carlisle Cos., Inc.	391,791
800	Lennox International, Inc.	423,488
3,063	Simpson Manufacturing Co., Inc.	512,930
		2,403,378
	Capital Markets — 11.2%
10,522	Artisan Partners Asset Management, Inc., Class A	456,655
2,044	Cboe Global Markets, Inc.	501,291
1,128	FactSet Research Systems, Inc.	323,161
10,309	Federated Hermes, Inc.	535,346
2,486	Houlihan Lokey, Inc.	510,426
2,335	MarketAxess Holdings, Inc.	406,874
1,690	Morningstar, Inc.	392,097
3,812	Northern Trust Corp.	513,095
2,666	PJT Partners, Inc., Class A	473,828
5,254	SEI Investments Co.	445,802
5,208	StoneX Group, Inc. (a)	525,591
4,611	T. Rowe Price Group, Inc.	473,273
		5,557,439
Shares	Description	Value

	Chemicals — 5.0%
6,511	Cabot Corp.	$495,162
5,265	CF Industries Holdings, Inc.	472,270
668	NewMarket Corp.	553,244
4,258	PPG Industries, Inc.	447,558
4,377	RPM International, Inc.	515,961
		2,484,195
	Commercial Services & Supplies — 5.1%
7,066	Brady Corp., Class A	551,360
2,141	Clean Harbors, Inc. (a)	497,183
2,788	MSA Safety, Inc.	479,731
8,740	Rollins, Inc.	513,388
4,719	Veralto Corp.	503,092
		2,544,754
	Communications Equipment — 1.1%
1,614	F5, Inc. (a)	521,629
	Construction & Engineering — 2.3%
4,304	AECOM	561,543
1,453	Valmont Industries, Inc.	563,372
		1,124,915
	Consumer Staples Distribution & Retail — 1.7%
956	Casey’s General Stores, Inc.	540,446
2,944	Sprouts Farmers Market, Inc. (a)	320,307
		860,753
	Containers & Packaging — 2.0%
2,731	Avery Dennison Corp.	442,886
2,441	Packaging Corp. of America	531,967
		974,853
	Diversified Consumer Services — 2.5%
2,838	Grand Canyon Education, Inc. (a)	622,998
20,128	Laureate Education, Inc. (a)	634,837
		1,257,835
	Electronic Equipment, Instruments & Components — 0.9%
3,576	Itron, Inc. (a)	445,427
	Food Products — 2.9%
2,847	Hershey (The) Co.	532,531
3,663	Ingredion, Inc.	447,289
2,724	Marzetti (The) Company	470,680
		1,450,500
	Ground Transportation — 0.9%
3,579	Landstar System, Inc.	438,642
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 0.7%
6,722	Haemonetics Corp. (a)	$327,630
	Health Care Providers & Services — 5.1%
1,081	Chemed Corp.	484,007
5,220	CorVel Corp. (a)	404,132
4,433	Encompass Health Corp.	563,080
3,565	Ensign Group (The), Inc.	615,925
16,544	Option Care Health, Inc. (a)	459,262
		2,526,406
	Hotels, Restaurants & Leisure — 1.8%
2,328	Darden Restaurants, Inc.	443,158
2,649	Texas Roadhouse, Inc.	440,131
		883,289
	Household Durables — 2.3%
65	NVR, Inc. (a)	522,253
4,488	PulteGroup, Inc.	592,999
		1,115,252
	Household Products — 1.0%
3,799	Clorox (The) Co.	468,417
	Insurance — 9.4%
3,826	American Financial Group, Inc.	557,525
5,022	Axis Capital Holdings Ltd.	481,108
1,380	Erie Indemnity Co., Class A	439,061
3,995	Globe Life, Inc.	571,165
2,947	Hanover Insurance Group (The), Inc.	535,264
1,824	Primerica, Inc.	506,324
2,067	RenaissanceRe Holdings Ltd.	524,873
19,330	Universal Insurance Holdings, Inc.	508,379
7,094	W.R. Berkley Corp.	543,542
		4,667,241
	Interactive Media & Services — 0.9%
14,153	Yelp, Inc. (a)	441,574
	Machinery — 6.2%
6,924	Donaldson Co., Inc.	566,729
5,618	Graco, Inc.	477,305
3,555	Lindsay Corp.	499,691
1,448	Snap-on, Inc.	501,776
6,615	Toro (The) Co.	504,063
1,942	Watts Water Technologies, Inc., Class A	542,362
		3,091,926
	Media — 1.1%
9,150	New York Times (The) Co., Class A	525,210
Shares	Description	Value

	Personal Care Products — 0.8%
3,766	Interparfums, Inc.	$370,499
	Professional Services — 7.0%
7,894	CSG Systems International, Inc.	508,216
11,465	ExlService Holdings, Inc. (a)	504,804
6,726	Exponent, Inc.	467,322
3,001	Leidos Holdings, Inc.	567,069
2,617	Paylocity Holding Corp. (a)	416,810
7,632	TriNet Group, Inc.	510,504
6,944	UL Solutions, Inc., Class A	492,052
		3,466,777
	Software — 5.2%
26,039	A10 Networks, Inc.	472,608
8,816	Alarm.com Holdings, Inc. (a)	467,953
9,157	Dynatrace, Inc. (a)	443,657
2,166	InterDigital, Inc.	747,768
3,501	Qualys, Inc. (a)	463,287
		2,595,273
	Specialty Retail — 1.0%
2,955	Penske Automotive Group, Inc.	513,904
	Trading Companies & Distributors — 0.8%
1,036	Watsco, Inc.	418,855
	Total Common Stocks	49,456,929
	(Cost $47,138,330)
MONEY MARKET FUNDS — 0.1%
45,811	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	45,811
	(Cost $45,811)

	Total Investments — 100.0%	49,502,740
	(Cost $47,184,141)
	Net Other Assets and Liabilities — (0.0)%	(1,232)
	Net Assets — 100.0%	$49,501,508

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 49,456,929	$ 49,456,929	$ —	$ —
Money Market Funds	45,811	45,811	—	—
Total Investments	$49,502,740	$49,502,740	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.0%
584	Curtiss-Wright Corp.	$317,077
1,104	Woodward, Inc.	278,992
		596,069
	Automobile Components — 1.2%
12,432	Gentex Corp.	351,826
	Banks — 4.6%
3,335	Axos Financial, Inc. (a)	282,308
2,850	Esquire Financial Holdings, Inc.	290,856
14,535	Fulton Financial Corp.	270,787
2,034	Nicolet Bankshares, Inc.	273,573
3,603	Stock Yards Bancorp, Inc.	252,174
		1,369,698
	Biotechnology — 5.0%
9,759	Alkermes PLC (a)	292,770
13,560	Catalyst Pharmaceuticals, Inc. (a)	267,132
6,413	Exelixis, Inc. (a)	264,857
5,052	Halozyme Therapeutics, Inc. (a)	370,513
2,160	Neurocrine Biosciences, Inc. (a)	303,221
		1,498,493
	Building Products — 4.8%
1,866	Allegion PLC	330,935
994	CSW Industrials, Inc.	241,294
468	Lennox International, Inc.	247,740
3,807	Tecnoglass, Inc.	254,726
7,594	Zurn Elkay Water Solutions Corp.	357,146
		1,431,841
	Capital Markets — 7.6%
1,195	Cboe Global Markets, Inc.	293,074
6,028	Federated Hermes, Inc.	313,034
1,844	Hamilton Lane, Inc., Class A	248,553
4,453	Interactive Brokers Group, Inc., Class A	306,411
988	Morningstar, Inc.	229,226
2,230	Northern Trust Corp.	300,158
1,559	PJT Partners, Inc., Class A	277,081
2,593	Stifel Financial Corp.	294,227
		2,261,764
	Chemicals — 1.1%
390	NewMarket Corp.	323,002
	Commercial Services & Supplies — 2.0%
1,252	Clean Harbors, Inc. (a)	290,740
5,111	Rollins, Inc.	300,220
		590,960
Shares	Description	Value

	Communications Equipment — 1.1%
30,830	Harmonic, Inc. (a)	$313,849
	Construction & Engineering — 4.6%
515	Comfort Systems USA, Inc.	424,968
504	EMCOR Group, Inc.	327,368
5,190	Fluor Corp. (a)	218,343
1,136	Sterling Infrastructure, Inc. (a)	385,877
		1,356,556
	Construction Materials — 1.2%
2,722	United States Lime & Minerals, Inc.	358,079
	Consumer Staples Distribution & Retail — 1.5%
1,721	Sprouts Farmers Market, Inc. (a)	187,245
3,430	US Foods Holding Corp. (a)	262,806
		450,051
	Containers & Packaging — 0.8%
1,824	AptarGroup, Inc.	243,796
	Diversified Consumer Services — 3.2%
2,436	Adtalem Global Education, Inc. (a)	376,240
2,482	Bright Horizons Family Solutions, Inc. (a)	269,471
2,140	Stride, Inc. (a)	318,732
		964,443
	Electrical Equipment — 2.0%
1,863	Generac Holdings, Inc. (a)	311,866
663	Hubbell, Inc.	285,296
		597,162
	Electronic Equipment, Instruments & Components — 0.9%
2,091	Itron, Inc. (a)	260,455
	Energy Equipment & Services — 0.9%
6,548	Cactus, Inc., Class A	258,450
	Financial Services — 2.7%
859	Corpay, Inc. (a)	247,443
9,848	Paymentus Holdings, Inc., Class A (a)	301,349
41,877	Payoneer Global, Inc. (a)	253,356
		802,148
	Food Products — 0.9%
2,142	Ingredion, Inc.	261,560
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 1.3%
3,931	Haemonetics Corp. (a)	$191,597
4,063	Lantheus Holdings, Inc. (a)	208,391
		399,988
	Health Care Providers & Services — 5.0%
3,052	CorVel Corp. (a)	236,286
2,593	Encompass Health Corp.	329,363
2,084	Ensign Group (The), Inc.	360,052
9,674	Option Care Health, Inc. (a)	268,550
12,963	Progyny, Inc. (a)	278,964
		1,473,215
	Health Care Technology — 1.2%
4,744	Doximity, Inc., Class A (a)	347,024
	Hotels, Restaurants & Leisure — 0.9%
1,549	Texas Roadhouse, Inc.	257,366
	Household Durables — 2.3%
1,549	Installed Building Products, Inc.	382,076
800	TopBuild Corp. (a)	312,688
		694,764
	Insurance — 9.8%
1,516	Assurant, Inc.	328,366
808	Erie Indemnity Co., Class A	257,073
1,992	HCI Group, Inc.	382,325
594	Kinsale Capital Group, Inc.	252,604
4,190	Mercury General Corp.	355,228
21,251	Oscar Health, Inc., Class A (a)	402,281
1,208	RenaissanceRe Holdings Ltd.	306,748
11,303	Universal Insurance Holdings, Inc.	297,269
4,148	W.R. Berkley Corp.	317,820
		2,899,714
	Interactive Media & Services — 0.8%
7,685	Pinterest, Inc., Class A (a)	247,226
	Leisure Products — 0.9%
8,148	YETI Holdings, Inc. (a)	270,351
	Life Sciences Tools & Services — 1.6%
915	Medpace Holdings, Inc. (a)	470,456
	Machinery — 4.0%
5,216	Flowserve Corp.	277,178
11,326	Mueller Water Products, Inc., Class A	289,040
Shares	Description	Value

	Machinery (Continued)
1,604	SPX Technologies, Inc. (a)	$299,595
1,135	Watts Water Technologies, Inc., Class A	316,983
		1,182,796
	Media — 1.0%
5,350	New York Times (The) Co., Class A	307,090
	Oil, Gas & Consumable Fuels — 1.2%
1,144	Centrus Energy Corp., Class A (a) (b)	354,720
	Personal Care Products — 1.1%
2,424	elf Beauty, Inc. (a)	321,131
	Pharmaceuticals — 0.7%
8,102	Harmony Biosciences Holdings, Inc. (a)	223,291
	Professional Services — 4.9%
6,704	ExlService Holdings, Inc. (a)	295,177
32,224	Legalzoom.com, Inc. (a)	334,485
3,742	Parsons Corp. (a)	310,287
1,242	Paycom Software, Inc.	258,510
1,530	Paylocity Holding Corp. (a)	243,683
		1,442,142
	Software — 10.2%
5,155	Alarm.com Holdings, Inc. (a)	273,627
1,136	Appfolio, Inc., Class A (a)	313,150
5,042	BlackLine, Inc. (a)	267,730
9,390	Clear Secure, Inc., Class A	313,438
3,593	Docusign, Inc. (a)	259,019
5,354	Dynatrace, Inc. (a)	259,401
1,266	InterDigital, Inc.	437,061
1,412	Manhattan Associates, Inc. (a)	289,432
5,463	Pegasystems, Inc.	314,123
1,429	PTC, Inc. (a)	290,116
		3,017,097
	Specialty Retail — 1.9%
3,051	Abercrombie & Fitch Co., Class A (a)	261,013
2,038	Five Below, Inc. (a)	315,279
		576,292
	Textiles, Apparel & Luxury Goods — 1.0%
2,799	Deckers Outdoor Corp. (a)	283,735
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.0%
1,093	Applied Industrial Technologies, Inc.	$285,328
5,628	Rush Enterprises, Inc., Class A	300,929
		586,257
	Total Common Stocks	29,644,857
	(Cost $27,648,564)
MONEY MARKET FUNDS — 0.1%
24,214	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	24,214
	(Cost $24,214)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$67,679	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $67,687. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $69,033. (d)	67,679
99,048	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $99,060. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $101,029. (d)	99,048
Principal Value	Description	Value

$59,385	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $59,392. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $60,573. (d)	$59,385
106,527	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $106,539. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $108,658. (d)	106,527
	Total Repurchase Agreements	332,639
	(Cost $332,639)

	Total Investments — 101.1%	30,001,710
	(Cost $28,005,417)
	Net Other Assets and Liabilities — (1.1)%	(339,673)
	Net Assets — 100.0%	$29,662,037

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $319,062 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $332,639.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 29,644,857	$ 29,644,857	$ —	$ —
Money Market Funds	24,214	24,214	—	—
Repurchase Agreements	332,639	—	332,639	—
Total Investments	$30,001,710	$29,669,071	$332,639	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$319,062
Non-cash Collateral(2)	(319,062)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$332,639
Non-cash Collateral(4)	(332,639)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 3.8%
6,702	Aristocrat Leisure Ltd. (AUD)	$310,341
	Bermuda — 0.4%
90,750	China Ruyi Holdings Ltd. (HKD) (c)	34,635
	Cayman Islands — 19.7%
4,273	Hello Group, Inc., ADR	31,706
19,871	iQIYI, Inc., ADR (c)	50,870
682	JOYY, Inc., ADR	39,972
33,874	Kuaishou Technology (HKD) (d) (e)	368,255
1,016	NetEase Cloud Music, Inc. (HKD) (c) (d) (e)	33,919
12,700	NetEase, Inc. (HKD)	386,453
5,129	Tencent Holdings Ltd. (HKD)	436,976
10,625	Tencent Music Entertainment Group, ADR	247,987
		1,596,138
	Greece — 0.5%
1,583	OPAP S.A. (EUR)	36,929
	Guernsey — 0.5%
3,084	Super Group SGHC Ltd.	40,709
	Ireland — 3.5%
1,130	Flutter Entertainment PLC (c)	287,020
	Isle Of Man — 1.6%
7,742	Entain PLC (GBP)	90,982
7,183	Playtech PLC (GBP)	35,647
		126,629
	Italy — 0.8%
2,349	Lottomatica Group S.p.A. (EUR)	63,210
	Japan — 14.6%
4,000	Capcom Co., Ltd. (JPY)	108,814
1,200	Konami Group Corp. (JPY)	173,243
4,761	Nexon Co., Ltd. (JPY)	104,534
3,790	Nintendo Co., Ltd. (JPY)	328,167
13,315	Sony Financial Group, Inc. (JPY) (c)	14,766
13,315	Sony Group Corp. (JPY)	383,464
3,000	Square Enix Holdings Co., Ltd. (JPY)	64,550
		1,177,538
	Luxembourg — 4.0%
461	Spotify Technology S.A. (c)	321,778
	South Korea — 1.3%
347	Krafton, Inc. (KRW) (c)	72,340
545	SOOP Co., Ltd. (KRW)	29,133
		101,473
Shares	Description	Value

	Sweden — 2.1%
1,771	Betsson AB, Class B (SEK)	$29,214
1,677	Evolution AB (SEK) (d) (e)	137,767
		166,981
	Switzerland — 0.7%
2,222	Sportradar Group AG, Class A (c)	59,772
	United States — 46.4%
2,270	Advanced Micro Devices, Inc. (c)	367,263
5,794	DraftKings, Inc., Class A (c)	216,696
2,163	Electronic Arts, Inc.	436,277
10,480	fuboTV, Inc. (c) (f)	43,492
4,958	GameStop Corp., Class A (c)	135,254
1,018	Light & Wonder, Inc. (c)	85,451
2,518	MGM Resorts International (c)	87,274
262	Netflix, Inc. (c)	314,117
1,884	Penn Entertainment, Inc. (c)	36,286
3,116	ROBLOX Corp., Class A (c)	431,628
1,559	Roku, Inc. (c)	156,103
3,910	Rumble, Inc. (c) (f)	28,308
2,372	Rush Street Interactive, Inc. (c)	48,579
1,391	Take-Two Interactive Software, Inc. (c)	359,379
3,853	Unity Software, Inc. (c)	154,274
2,692	Walt Disney (The) Co.	308,234
28,093	Warner Bros. Discovery, Inc. (c)	548,656
		3,757,271
	Total Common Stocks	8,080,424
	(Cost $6,439,240)
MONEY MARKET FUNDS — 0.1%
6,032	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	6,032
	(Cost $6,032)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$14,110	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $14,112. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $14,392. (h)	14,110
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$20,648	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $20,650. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $21,061. (h)	$20,648
12,382	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $12,383. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $12,630. (h)	12,382
22,208	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $22,211. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $22,652. (h)	22,208
	Total Repurchase Agreements	69,348
	(Cost $69,348)

	Total Investments — 100.8%	8,155,804
	(Cost $6,514,620)
	Net Other Assets and Liabilities — (0.8)%	(66,525)
	Net Assets — 100.0%	$8,089,279

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $64,621 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $69,348.

(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	60.2%
HKD	15.5
JPY	14.4
AUD	3.8
SEK	2.1
GBP	1.6
KRW	1.2
EUR	1.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,080,424	$ 8,080,424	$ —	$ —
Money Market Funds	6,032	6,032	—	—
Repurchase Agreements	69,348	—	69,348	—
Total Investments	$8,155,804	$8,086,456	$69,348	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$64,621
Non-cash Collateral(2)	(64,621)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$69,348
Non-cash Collateral(4)	(69,348)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) — 99.9%
	Capital Markets — 99.9%
71,912	First Trust BuyWrite Income ETF	$1,705,034
27,570	First Trust Core Investment Grade ETF	587,517
17,232	First Trust Intermediate Duration Investment Grade Corporate ETF	365,835
16,816	First Trust Intermediate Government Opportunities ETF	344,224
18,911	First Trust Limited Duration Investment Grade Corporate ETF	363,280
15,841	First Trust Long Duration Opportunities ETF	344,542
6,850	First Trust Low Duration Opportunities ETF	341,061
42,079	First Trust Nasdaq BuyWrite Income ETF	866,827
13,201	First Trust Smith Opportunistic Fixed Income ETF	586,388
18,969	FT Vest Gold Strategy Target Income ETF®	454,118
21,978	FT Vest Rising Dividend Achievers Target Income ETF	568,131
11,010	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	542,903
26,072	FT Vest SMID Rising Dividend Achievers Target Income ETF	563,677
30,152	FT Vest Technology Dividend Target Income ETF	863,855

	Total Investments — 99.9%	8,497,392
	(Cost $8,277,775)
	Net Other Assets and Liabilities — 0.1%	4,718
	Net Assets — 100.0%	$8,502,110

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 8,497,392	$ 8,497,392	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2025 (Unaudited)

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)	First Trust Nasdaq Pharmaceuticals ETF (FTXH)
ASSETS:
Investments, at value - Unaffiliated	$248,862,847	$18,194,819	$116,623,278	$15,689,695
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	248,862,847	18,194,819	116,623,278	15,689,695
Cash	—	—	—	—
Foreign currency, at value	—	—	—	—
Receivables:
Dividends	524,156	31,783	104,614	10,212
Investment securities sold	—	—	—	—
Reclaims	—	—	—	—
Securities lending income	—	—	57	—
Total Assets	249,387,003	18,226,602	116,727,949	15,699,907

LIABILITIES:
Payables:
Investment advisory fees	122,806	9,329	58,341	7,597
Deferred foreign capital gains tax	—	—	—	—
Collateral for securities on loan	—	—	721	—
Total Liabilities	122,806	9,329	59,062	7,597
NET ASSETS	$249,264,197	$18,217,273	$116,668,887	$15,692,310

NET ASSETS consist of:
Paid-in capital	$370,327,980	$97,611,251	$213,140,383	$20,505,153
Par value	70,000	8,500	41,000	5,500
Accumulated distributable earnings (loss)	(121,133,783)	(79,402,478)	(96,512,496)	(4,818,343)
NET ASSETS	$249,264,197	$18,217,273	$116,668,887	$15,692,310
NET ASSET VALUE, per share	$35.61	$21.43	$28.46	$28.53
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,000,002	850,002	4,100,002	550,002
Investments, at cost - Unaffiliated	$215,633,163	$22,417,626	$121,591,730	$16,642,339
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$215,633,163	$22,417,626	$121,591,730	$16,642,339
Foreign currency, at cost (proceeds)	$—	$—	$—	$—
Securities on loan, at value	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

$318,745,771	$35,050,529	$6,276,411	$16,371,108	$53,606,711
—	—	—	—	—
318,745,771	35,050,529	6,276,411	16,371,108	53,606,711
—	—	—	—	—
—	—	25	7,713	—

83,953	15,807	8,317	38,677	123,785
—	—	—	136	—
—	—	4,451	275	598
—	—	—	—	—
318,829,724	35,066,336	6,289,204	16,417,909	53,731,094

151,650	17,188	3,105	10,163	21,939
—	—	—	148,563	—
—	—	—	—	—
151,650	17,188	3,105	158,726	21,939
$318,678,074	$35,049,148	$6,286,099	$16,259,183	$53,709,155

$311,790,974	$95,445,621	$10,858,239	$14,908,657	$51,679,962
28,500	10,000	1,500	3,000	15,000
6,858,600	(60,406,473)	(4,573,640)	1,347,526	2,014,193
$318,678,074	$35,049,148	$6,286,099	$16,259,183	$53,709,155
$111.82	$35.05	$41.91	$54.20	$35.81
2,850,002	1,000,002	150,002	300,002	1,500,002
$254,555,346	$30,893,045	$5,649,736	$14,600,391	$48,301,791
$—	$—	$—	$—	$—
$254,555,346	$30,893,045	$5,649,736	$14,600,391	$48,301,791
$—	$—	$25	$7,719	$—
$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
September 30, 2025 (Unaudited)

	First Trust SMID Capital Strength ETF (FSCS)	First Trust SMID Growth Strength ETF (FSGS)	First Trust S-Network Streaming & Gaming ETF (BNGE)	First Trust Balanced Income ETF (FTBI)
ASSETS:
Investments, at value - Unaffiliated	$49,502,740	$30,001,710	$8,155,804	$—
Investments, at value - Affiliated	—	—	—	8,497,392
Total investments, at value	49,502,740	30,001,710	8,155,804	8,497,392
Cash	—	—	—	6,457
Foreign currency, at value	—	—	—	—
Receivables:
Dividends	22,770	7,608	6,895	—
Investment securities sold	—	—	—	—
Reclaims	—	—	447	—
Securities lending income	—	112	60	—
Total Assets	49,525,510	30,009,430	8,163,206	8,503,849

LIABILITIES:
Payables:
Investment advisory fees	24,002	14,754	4,579	1,739
Deferred foreign capital gains tax	—	—	—	—
Collateral for securities on loan	—	332,639	69,348	—
Total Liabilities	24,002	347,393	73,927	1,739
NET ASSETS	$49,501,508	$29,662,037	$8,089,279	$8,502,110

NET ASSETS consist of:
Paid-in capital	$51,912,550	$36,507,437	$6,157,127	$8,161,728
Par value	13,500	9,500	2,000	4,000
Accumulated distributable earnings (loss)	(2,424,542)	(6,854,900)	1,930,152	336,382
NET ASSETS	$49,501,508	$29,662,037	$8,089,279	$8,502,110
NET ASSET VALUE, per share	$36.67	$31.22	$40.45	$21.26
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,350,002	950,002	200,002	400,002
Investments, at cost - Unaffiliated	$47,184,141	$28,005,417	$6,514,620	$—
Investments, at cost - Affiliated	$—	$—	$—	$8,277,775
Total investments, at cost	$47,184,141	$28,005,417	$6,514,620	$8,277,775
Foreign currency, at cost (proceeds)	$—	$—	$—	$—
Securities on loan, at value	$—	$319,062	$64,621	$—
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended September 30, 2025 (Unaudited)

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)	First Trust Nasdaq Pharmaceuticals ETF (FTXH)
INVESTMENT INCOME:
Dividends - Unaffiliated	$3,192,002	$431,387	$2,138,930	$177,098
Dividends - Affiliated	—	—	—	—
Securities lending income (net of fees)	—	—	375	—
Foreign withholding tax	(4,037)	(383)	—	—
Total investment income	3,187,965	431,004	2,139,305	177,098

EXPENSES:
Investment advisory fees	687,534	80,549	374,260	48,142
Other expenses	16,786	2,266	9,492	1,556
Total expenses	704,320	82,815	383,752	49,698
NET INVESTMENT INCOME (LOSS)	2,483,645	348,189	1,755,553	127,400

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	526,378	(1,296,846)	(1,708,299)	(387,209)
Investments - Affiliated	—	—	—	—
In-kind redemptions - Unaffiliated	5,953,867	179,166	167,270	890,084
In-kind redemptions - Affiliated	—	—	—	—
Distribution of capital gains from investment companies - Affiliated	—	—	—	—
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	6,480,245	(1,117,680)	(1,541,029)	502,875
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	30,231,548	(1,218,838)	(9,635,782)	335,391
Investments - Affiliated	—	—	—	—
Foreign currency translation	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	30,231,548	(1,218,838)	(9,635,782)	335,391
NET REALIZED AND UNREALIZED GAIN (LOSS)	36,711,793	(2,336,518)	(11,176,811)	838,266
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,195,438	$(1,988,329)	$(9,421,258)	$965,666
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

$1,413,011	$281,852	$49,413	$417,552	$841,723
—	—	—	—	—
—	28	—	—	—
(13,621)	—	(3,040)	(61,127)	(36)
1,399,390	281,880	46,373	356,425	841,687

804,087	89,099	18,251	62,024	122,966
19,329	2,106	438	1,230	3,557
823,416	91,205	18,689	63,254	126,523
575,974	190,675	27,684	293,171	715,164

5,252,688	(447,611)	5,394	(149,188)	144,698
—	—	—	—	—
6,284,026	10,730	353,153	89,566	218,177
—	—	—	—	—
—	—	—	—	—
—	—	(697)	(5,933)	—
11,536,714	(436,881)	357,850	(65,555)	362,875

92,764,540	5,209,696	437,930	993,573	5,056,428
—	—	—	—	—
—	—	345	1,000	—
—	—	—	(86,244)	—
92,764,540	5,209,696	438,275	908,329	5,056,428
104,301,254	4,772,815	796,125	842,774	5,419,303
$104,877,228	$4,963,490	$823,809	$1,135,945	$6,134,467
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Period Ended September 30, 2025 (Unaudited)

	First Trust SMID Capital Strength ETF (FSCS)	First Trust SMID Growth Strength ETF (FSGS)	First Trust S-Network Streaming & Gaming ETF (BNGE)	First Trust Balanced Income ETF (FTBI) (a)
INVESTMENT INCOME:
Dividends - Unaffiliated	$299,007	$90,932	$72,157	$—
Dividends - Affiliated	—	—	—	134,620
Securities lending income (net of fees)	—	585	409	—
Foreign withholding tax	(1,935)	—	(1,910)	—
Total investment income	297,072	91,517	70,656	134,620

EXPENSES:
Investment advisory fees	123,090	87,957	23,796	4,716
Other expenses	3,058	2,193	510	75
Total expenses	126,148	90,150	24,306	4,791
NET INVESTMENT INCOME (LOSS)	170,924	1,367	46,350	129,829

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(1,644,834)	(3,126,507)	25,466	—
Investments - Affiliated	—	—	—	(4,322)
In-kind redemptions - Unaffiliated	1,480,125	1,594,965	726,822	—
In-kind redemptions - Affiliated	—	—	—	121,923
Distribution of capital gains from investment companies - Affiliated	—	—	—	3,826
Foreign currency transactions	—	—	500	—
Net realized gain (loss)	(164,709)	(1,531,542)	752,788	121,427
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	2,535,391	5,520,722	1,376,823	—
Investments - Affiliated	—	—	—	219,617
Foreign currency translation	—	—	37	—
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,535,391	5,520,722	1,376,860	219,617
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,370,682	3,989,180	2,129,648	341,044
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,541,606	$3,990,547	$2,175,998	$470,873

(a)	Commenced investment operations on May 28, 2025.
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$2,483,645	$3,512,491	$348,189	$770,139
Net realized gain (loss)	6,480,245	3,182,429	(1,117,680)	(2,288,749)
Net change in unrealized appreciation (depreciation)	30,231,548	(3,383,181)	(1,218,838)	1,260,093
Net increase (decrease) in net assets resulting from operations	39,195,438	3,311,739	(1,988,329)	(258,517)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,644,476)	(3,320,362)	(355,271)	(834,902)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,462,391	140,871,327	12,584,041	5,937,981
Cost of shares redeemed	(28,397,826)	(31,481,366)	(18,010,382)	(36,019,549)
Net increase (decrease) in net assets resulting from shareholder transactions	(11,935,435)	109,389,961	(5,426,341)	(30,081,568)
Total increase (decrease) in net assets	24,615,527	109,381,338	(7,769,941)	(31,174,987)

NET ASSETS:
Beginning of period	224,648,670	115,267,332	25,987,214	57,162,201
End of period	$249,264,197	$224,648,670	$18,217,273	$25,987,214

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,400,002	4,250,002	1,100,002	2,300,002
Shares sold	500,000	4,250,000	550,000	250,000
Shares redeemed	(900,000)	(1,100,000)	(800,000)	(1,450,000)
Shares outstanding, end of period	7,000,002	7,400,002	850,002	1,100,002
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Semiconductor ETF (FTXL)
Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025

$1,755,553	$4,350,181	$127,400	$284,819	$575,974	$5,514,359
(1,541,029)	9,784,326	502,875	1,299,450	11,536,714	295,503,984
(9,635,782)	(23,857,822)	335,391	(1,562,859)	92,764,540	(352,849,185)
(9,421,258)	(9,723,315)	965,666	21,410	104,877,228	(51,830,842)

(1,712,361)	(4,495,771)	(128,975)	(295,661)	(618,570)	(5,946,221)

1,529,488	18,276,193	6,138,068	1,388,563	22,141,979	231,988,980
(31,045,304)	(69,443,482)	(6,425,550)	(6,967,960)	(42,356,280)	(1,375,816,390)
(29,515,816)	(51,167,289)	(287,482)	(5,579,397)	(20,214,301)	(1,143,827,410)
(40,649,435)	(65,386,375)	549,209	(5,853,648)	84,044,357	(1,201,604,473)

157,318,322	222,704,697	15,143,101	20,996,749	234,633,717	1,436,238,190
$116,668,887	$157,318,322	$15,692,310	$15,143,101	$318,678,074	$234,633,717

5,200,002	6,900,002	550,002	750,002	3,100,002	15,850,002
50,000	600,000	250,000	50,000	250,000	2,550,000
(1,150,000)	(2,300,000)	(250,000)	(250,000)	(500,000)	(15,300,000)
4,100,002	5,200,002	550,002	550,002	2,850,002	3,100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Nasdaq Transportation ETF (FTXR)		First Trust S-Network E-Commerce ETF (ISHP)
	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$190,675	$481,915	$27,684	$36,297
Net realized gain (loss)	(436,881)	(37,560)	357,850	411,419
Net change in unrealized appreciation (depreciation)	5,209,696	(2,730,723)	438,275	479,900
Net increase (decrease) in net assets resulting from operations	4,963,490	(2,286,368)	823,809	927,616

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(282,081)	(725,591)	(34,425)	(54,106)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,405,926	3,460,092	—	3,747,999
Cost of shares redeemed	(1,286,596)	(12,546,161)	(1,751,489)	(1,847,488)
Net increase (decrease) in net assets resulting from shareholder transactions	2,119,330	(9,086,069)	(1,751,489)	1,900,511
Total increase (decrease) in net assets	6,800,739	(12,098,028)	(962,105)	2,774,021

NET ASSETS:
Beginning of period	28,248,409	40,346,437	7,248,204	4,474,183
End of period	$35,049,148	$28,248,409	$6,286,099	$7,248,204

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	1,250,002	200,002	150,002
Shares sold	100,000	100,000	—	100,000
Shares redeemed	(50,000)	(400,000)	(50,000)	(50,000)
Shares outstanding, end of period	1,000,002	950,002	150,002	200,002
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)		First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)		First Trust SMID Capital Strength ETF (FSCS)
Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025

$293,171	$425,008	$715,164	$1,109,259	$170,924	$191,261
(65,555)	705,639	362,875	2,401,515	(164,709)	2,736,185
908,329	(624,616)	5,056,428	(2,212,634)	2,535,391	(2,357,996)
1,135,945	506,031	6,134,467	1,298,140	2,541,606	569,450

(356,313)	(594,513)	(709,951)	(1,084,391)	(152,825)	(220,811)

—	—	1,637,775	31,315,498	33,874,265	30,977,449
(2,546,919)	—	(1,611,784)	(13,337,096)	(12,653,554)	(23,705,868)
(2,546,919)	—	25,991	17,978,402	21,220,711	7,271,581
(1,767,287)	(88,482)	5,450,507	18,192,151	23,609,492	7,620,220

18,026,470	18,114,952	48,258,648	30,066,497	25,892,016	18,271,796
$16,259,183	$18,026,470	$53,709,155	$48,258,648	$49,501,508	$25,892,016

350,002	350,002	1,500,002	950,002	750,002	550,002
—	—	50,000	950,000	950,000	900,000
(50,000)	—	(50,000)	(400,000)	(350,000)	(700,000)
300,002	350,002	1,500,002	1,500,002	1,350,002	750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust SMID Growth Strength ETF (FSGS)		First Trust S-Network Streaming & Gaming ETF (BNGE)
	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$1,367	$377,111	$46,350	$2,014
Net realized gain (loss)	(1,531,542)	4,984,875	752,788	1,224,318
Net change in unrealized appreciation (depreciation)	5,520,722	(6,877,729)	1,376,860	(585,199)
Net increase (decrease) in net assets resulting from operations	3,990,547	(1,515,743)	2,175,998	641,133

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(684,687)	(53,701)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,133,280	33,054,762	3,449,792	2,600,806
Cost of shares redeemed	(11,854,559)	(42,563,880)	(1,875,869)	(3,897,082)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,721,279)	(9,509,118)	1,573,923	(1,296,276)
Total increase (decrease) in net assets	2,269,268	(11,709,548)	3,696,220	(655,143)

NET ASSETS:
Beginning of period	27,392,769	39,102,317	4,393,059	5,048,202
End of period	$29,662,037	$27,392,769	$8,089,279	$4,393,059

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,000,002	1,350,002	150,002	200,002
Shares sold	350,000	1,050,000	100,000	100,000
Shares redeemed	(400,000)	(1,400,000)	(50,000)	(150,000)
Shares outstanding, end of period	950,002	1,000,002	200,002	150,002

(a)	Commenced investment operations on May 28, 2025.
See Notes to Financial Statements

First Trust Balanced Income ETF (FTBI)
Period Ended 9/30/2025 (a) (Unaudited)

$129,829
121,427
219,617
470,873

(134,491)

25,612,890
(17,447,162)
8,165,728
8,502,110

—
$8,502,110

—
1,250,002
(850,000)
400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.36	$27.12	$21.25	$31.75	$31.14	$15.64
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.74 (a)	0.72 (a)	0.83	0.61	0.59 (a)
Net realized and unrealized gain (loss)	5.28	3.21 (b)	5.92	(10.54)	0.61 (b)	15.50
Total from investment operations	5.63	3.95	6.64	(9.71)	1.22	16.09
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.71)	(0.77)	(0.79)	(0.61)	(0.59)
Net asset value, end of period	$35.61	$30.36	$27.12	$21.25	$31.75	$31.14
Total return (c)	18.59%	14.70%	31.97%	(30.94)%	3.89%	105.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$249,264	$224,649	$115,267	$164,708	$361,937	$227,293
Ratio of total expenses to average net assets	0.61% (d) (e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.17% (d)	2.45%	3.23%	2.76%	1.91%	2.65%
Portfolio turnover rate (f)	15%	24%	41%	69%	78%	176%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.62	$24.85	$26.93	$27.03	$25.66	$17.28
Income from investment operations:
Net investment income (loss)	0.29 (a)	0.53 (a)	0.46 (a)	0.41	0.41	0.32
Net realized and unrealized gain (loss)	(2.16)	(1.12)	(1.48)	(0.13)	1.39	8.38
Total from investment operations	(1.87)	(0.59)	(1.02)	0.28	1.80	8.70
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.64)	(1.06)	(0.38)	(0.43)	(0.32)
Net asset value, end of period	$21.43	$23.62	$24.85	$26.93	$27.03	$25.66
Total return (b)	(7.92)%	(2.38)%	(3.60)%	1.10%	7.13%	50.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,217	$25,987	$57,162	$984,339	$10,810	$5,133
Ratio of total expenses to average net assets	0.62% (c) (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.59% (c)	2.21%	1.74%	1.71%	1.61%	1.44%
Portfolio turnover rate (e)	12%	20%	13%	78%	77%	131%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.25	$32.28	$27.00	$26.47	$15.51	$8.10
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.71 (a)	0.74 (a)	0.69 (a)	0.31	0.22
Net realized and unrealized gain (loss)	(1.78)	(1.98)	5.49	0.50 (b)	10.96	7.39
Total from investment operations	(1.39)	(1.27)	6.23	1.19	11.27	7.61
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.76)	(0.95)	(0.66)	(0.31)	(0.20)
Net asset value, end of period	$28.46	$30.25	$32.28	$27.00	$26.47	$15.51
Total return (c)	(4.56)%	(3.88)%	23.65%	4.66%	73.19%	95.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$116,669	$157,318	$222,705	$314,596	$1,147,631	$36,448
Ratio of total expenses to average net assets	0.62% (d) (e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.81% (d)	2.35%	2.42%	2.54%	1.87%	2.01%
Portfolio turnover rate (f)	12%	32%	25%	100%	139%	136%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.53	$28.00	$26.11	$26.63	$25.51	$19.36
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.45 (a)	0.37 (a)	0.33	0.27	0.24
Net realized and unrealized gain (loss)	1.02	(0.44)	1.90	(0.50)	1.10	6.14
Total from investment operations	1.23	0.01	2.27	(0.17)	1.37	6.38
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.48)	(0.38)	(0.35)	(0.25)	(0.23)
Net asset value, end of period	$28.53	$27.53	$28.00	$26.11	$26.63	$25.51
Total return (b)	4.52%	0.04%	8.79%	(0.61)%	5.39%	33.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,692	$15,143	$20,997	$32,640	$17,311	$19,133
Ratio of total expenses to average net assets	0.62% (c) (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.59% (c)	1.63%	1.40%	1.39%	0.97%	1.07%
Portfolio turnover rate (e)	19%	28%	29%	76%	77%	83%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$75.69	$90.61	$64.79	$69.97	$64.74	$33.00
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.45 (a)	0.51 (a)	0.46	0.27	0.23
Net realized and unrealized gain (loss)	36.14	(14.94)	25.79	(5.14) (b)	5.22	31.75
Total from investment operations	36.34	(14.49)	26.30	(4.68)	5.49	31.98
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.43)	(0.48)	(0.50)	(0.26)	(0.24)
Net asset value, end of period	$111.82	$75.69	$90.61	$64.79	$69.97	$64.74
Total return (c)	48.05%	(16.07)%	40.73%	(6.54)%	8.46%	97.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$318,678	$234,634	$1,436,238	$988,096	$108,451	$84,156
Ratio of total expenses to average net assets	0.61% (d) (e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.43% (d)	0.49%	0.70%	0.78%	0.40%	0.45%
Portfolio turnover rate (f)	20%	19%	28%	46%	58%	113%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.74	$32.28	$27.24	$32.28	$32.88	$15.11
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.45 (a)	0.35 (a)	0.56	0.45	0.04
Net realized and unrealized gain (loss)	5.40	(2.26)	5.10	(5.04)	(0.62)	17.79
Total from investment operations	5.61	(1.81)	5.45	(4.48)	(0.17)	17.83
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.73)	(0.41)	(0.56)	(0.43)	(0.06)
Net asset value, end of period	$35.05	$29.74	$32.28	$27.24	$32.28	$32.88
Total return (b)	18.94%	(5.79)%	20.13%	(13.76)%	(0.53)%	118.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,049	$28,248	$40,346	$47,665	$280,842	$1,071,854
Ratio of total expenses to average net assets	0.61% (c) (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.28% (c)	1.39%	1.22%	1.42%	0.92%	0.10%
Portfolio turnover rate (e)	20%	27%	37%	71%	43%	129%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network E-Commerce ETF (ISHP)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.24	$29.83	$26.62	$30.98	$31.48	$18.10
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.24 (a)	0.20 (a)	0.06 (a)	0.26	0.19
Net realized and unrealized gain (loss)	5.72	6.53	3.46	(4.28)	(0.54)	13.39
Total from investment operations	5.90	6.77	3.66	(4.22)	(0.28)	13.58
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.36)	(0.45)	(0.14)	(0.22)	(0.20)
Net asset value, end of period	$41.91	$36.24	$29.83	$26.62	$30.98	$31.48
Total return (b)	16.31%	22.82%	13.99%	(13.57)%	(0.94)%	75.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,286	$7,248	$4,474	$5,324	$18,586	$9,444
Ratio of total expenses to average net assets	0.61% (c) (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.91% (c)	0.70%	0.73%	0.23%	0.91%	0.70%
Portfolio turnover rate (e)	19%	41%	36%	95%	213%	114%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.50	$51.76	$44.78	$48.61	$49.21	$37.80
Income from investment operations:
Net investment income (loss)	0.96 (a)	1.21 (a)	1.12 (a)	1.57	1.61	1.15
Net realized and unrealized gain (loss)	2.93	0.23	6.70	(4.13)	(0.67)	11.64
Total from investment operations	3.89	1.44	7.82	(2.56)	0.94	12.79
Distributions paid to shareholders from:
Net investment income	(1.19)	(1.45)	(0.84)	(1.27)	(1.20)	(1.38)
Net realized gain	—	(0.25)	—	—	—	—
Return of capital	—	—	—	—	(0.34)	—
Total distributions	(1.19)	(1.70)	(0.84)	(1.27)	(1.54)	(1.38)
Net asset value, end of period	$54.20	$51.50	$51.76	$44.78	$48.61	$49.21
Total return (b)	7.54%	2.80%	17.61%	(4.97)%	1.91%	34.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,259	$18,026	$18,115	$8,956	$7,292	$7,381
Ratio of total expenses to average net assets	0.76% (c) (d)	0.76% (e)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	3.55% (c)	2.34%	2.29%	3.61%	3.30%	2.94%
Portfolio turnover rate (f)	35%	60%	104%	65%	72%	75%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(e)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.17	$31.65	$28.37	$30.48	$28.07	$17.50
Income from investment operations:
Net investment income (loss)	0.48 (a)	0.90 (a)	0.84 (a)	0.79	0.64	0.58
Net realized and unrealized gain (loss)	3.63	0.47	3.32	(2.14)	2.40	10.61
Total from investment operations	4.11	1.37	4.16	(1.35)	3.04	11.19
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.85)	(0.88)	(0.76)	(0.63)	(0.62)
Net asset value, end of period	$35.81	$32.17	$31.65	$28.37	$30.48	$28.07
Total return (b)	12.84%	4.32%	14.95%	(4.28)%	10.86%	64.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,709	$48,259	$30,066	$25,534	$18,291	$8,422
Ratio of total expenses to average net assets	0.51% (c) (d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.91% (c)	2.74%	2.93%	3.00%	2.33%	2.65%
Portfolio turnover rate (e)	19%	38%	107%	52%	41%	89%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Capital Strength ETF (FSCS)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.52	$33.22	$27.55	$29.40	$27.75	$15.85
Income from investment operations:
Net investment income (loss)	0.15 (a)	0.32 (a)	0.50 (a)	0.49	0.35	0.33
Net realized and unrealized gain (loss)	2.12	1.36	5.60	(1.84)	1.65	11.90
Total from investment operations	2.27	1.68	6.10	(1.35)	2.00	12.23
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.38)	(0.43)	(0.50)	(0.35)	(0.33)
Net asset value, end of period	$36.67	$34.52	$33.22	$27.55	$29.40	$27.75
Total return (b)	6.59%	5.07%	22.33%	(4.47)%	7.26%	77.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$49,502	$25,892	$18,272	$12,397	$16,171	$16,647
Ratio of total expenses to average net assets	0.61% (c) (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.83% (c)	0.92%	1.71%	1.71%	1.22%	1.46%
Portfolio turnover rate (e)	63%	169% (f)	45%	51%	43%	60%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective June 7, 2024, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Growth Strength ETF (FSGS)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.39	$28.96	$26.56	$28.97	$28.18	$14.87
Income from investment operations:
Net investment income (loss)	0.00 (a) (b)	0.39 (b)	0.62 (b)	0.56	0.46	0.28
Net realized and unrealized gain (loss)	3.83	(1.20)	2.38	(2.42)	0.78	13.34
Total from investment operations	3.83	(0.81)	3.00	(1.86)	1.24	13.62
Distributions paid to shareholders from:
Net investment income	—	(0.76)	(0.60)	(0.55)	(0.45)	(0.31)
Net asset value, end of period	$31.22	$27.39	$28.96	$26.56	$28.97	$28.18
Total return (c)	13.98%	(2.92)%	11.45%	(6.28)%	4.39%	92.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,662	$27,393	$39,102	$27,887	$21,725	$9,864
Ratio of total expenses to average net assets	0.61% (d) (e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.01% (d)	1.35%	2.29%	2.22%	1.79%	1.37%
Portfolio turnover rate (f)	72%	172% (g)	52%	72%	49%	71%

(a)	Amount represents less than $0.01.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective December 3, 2024, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Streaming & Gaming ETF (BNGE)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$29.29	$25.24	$21.05	$23.28	$24.46
Income from investment operations:
Net investment income (loss)	0.24 (b)	0.01 (b)	0.04 (b)	0.04	0.03
Net realized and unrealized gain (loss)	11.19	4.04	4.34	(2.17)	(1.20)
Total from investment operations	11.43	4.05	4.38	(2.13)	(1.17)
Distributions paid to shareholders from:
Net investment income	(0.27)	—	(0.17)	(0.08)	(0.00) (c)
Net realized gain	—	—	—	(0.02)	—
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.27)	—	(0.19)	(0.10)	(0.00) (c)
Net asset value, end of period	$40.45	$29.29	$25.24	$21.05	$23.28
Total return (d)	39.11%	16.05%	20.89%	(9.08)%	(4.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,089	$4,393	$5,048	$4,210	$3,492
Ratio of total expenses to average net assets	0.72% (e) (f)	0.70%	0.70%	0.70%	0.71% (e)
Ratio of net investment income (loss) to average net assets	1.36% (e)	0.04%	0.20%	0.17%	0.47% (e)
Portfolio turnover rate (g)	12%	31%	30%	42%	0%

(a)	Inception date is January 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Balanced Income ETF (FTBI)

Period Ended 9/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.93
Income from investment operations:
Net investment income (loss) (b)	0.49
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.82
Distributions paid to shareholders from:
Net investment income	(0.49)
Net asset value, end of period	$21.26
Total return (c)	9.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,502
Ratio of total expenses to average net assets (d)	0.25% (e)
Ratio of net investment income (loss) to average net assets (d)	6.83% (e)
Portfolio turnover rate (f)	10%

(a)	Inception date is May 28, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the thirteen funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of BNGE and FTBI which are listed and traded on NYSE Arca, Inc.

First Trust Nasdaq Bank ETF – (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF – (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF – (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF – (ticker “FTXH”)
First Trust Nasdaq Semiconductor ETF – (ticker “FTXL”)
First Trust Nasdaq Transportation ETF – (ticker “FTXR”)
First Trust S-Network E-Commerce ETF – (ticker “ISHP”)
Emerging Markets Equity Select ETF – (ticker “RNEM”)
First Trust S&P 500 Diversified Dividend Aristocrats ETF – (ticker “KNGZ”)
First Trust SMID Capital Strength ETF – (ticker “FSCS”)
First Trust SMID Growth Strength ETF – (ticker “FSGS”)
First Trust S-Network Streaming & Gaming ETF – (ticker “BNGE”)
First Trust Balanced Income ETF – (ticker “FTBI”)(1)

(1)	Commenced investment operations on May 28, 2025.
Each of FTXO, FTXG, FTXN, FTXH, FTXL, FTXR, BNGE, and FTBI operates as a non-diversified series of the Trust. Each of ISHP, RNEM, KNGZ, FSCS and FSGS operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart BanksTM Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & BeverageTM Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & GasTM Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart PharmaceuticalsTM Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart SemiconductorTM Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart TransportationTM Index
First Trust S-Network E-Commerce ETF	S-Network Global E-Commerce IndexTM
Emerging Markets Equity Select ETF	Nasdaq Riskalyze Emerging MarketsTM Index
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P 500® Sector-Neutral Dividend Aristocrats Index
First Trust SMID Capital Strength ETF	The SMID Capital Strength Index
First Trust SMID Growth Strength ETF	The SMID Growth Strength Index
First Trust S-Network Streaming & Gaming ETF	S-Network Streaming & Gaming Index
First Trust Balanced Income ETF	Bloomberg Moderate Allocation Income Focus Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
FTBI invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in FTBI at September 30, 2025, and for the period then ended are as follows:

Security Name	Shares at 9/30/2025	Value at 5/28/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust BuyWrite Income ETF	71,912	$—	$5,165,611	$(3,534,870)	$43,832	$30,461	$1,705,034	$33,432
First Trust Core Investment Grade ETF	27,570	—	1,813,299	(1,237,375)	8,455	3,138	587,517	5,909
First Trust Intermediate Duration Investment Grade Corporate ETF	17,232	—	1,135,773	(776,807)	4,650	2,219	365,835	3,796
First Trust Intermediate Government Opportunities ETF	16,816	—	1,054,754	(717,578)	5,555	1,493	344,224	3,813

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Security Name	Shares at 9/30/2025	Value at 5/28/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust Limited Duration Investment Grade Corporate ETF	18,911	$—	$1,127,746	$(767,133)	$1,703	$964	$363,280	$3,769
First Trust Long Duration Opportunities ETF	15,841	—	1,065,713	(728,085)	6,676	238	344,542	3,162
First Trust Low Duration Opportunities ETF	6,850	—	1,054,447	(716,771)	3,101	284	341,061	3,202
First Trust Nasdaq BuyWrite Income ETF	42,079	—	2,418,753	(1,593,632)	30,929	10,777	866,827	22,212
First Trust Smith Opportunistic Fixed Income ETF	13,201	—	1,814,223	(1,239,212)	8,498	2,879	586,388	5,945
FT Vest Gold Strategy Target Income ETF®	18,969	—	1,433,463	(1,013,628)	39,398	(5,115)	454,118	5,490
FT Vest Rising Dividend Achievers Target Income ETF	21,978	—	1,776,607	(1,240,964)	17,188	15,300	568,131	10,825
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	11,010	—	1,735,032	(1,196,854)	(7,103)	11,828	542,903	6,801
FT Vest SMID Rising Dividend Achievers Target Income ETF	26,072	—	1,697,108	(1,152,852)	11,333	8,088	563,677	10,776
FT Vest Technology Dividend Target Income ETF	30,152	—	2,822,230	(2,038,824)	45,402	35,047	863,855	15,488
		$—	$26,114,759	$(17,954,585)	$219,617	$117,601	$8,497,392	$134,620
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2025, FSGS and BNGE had securities in the securities lending program. During the six months ended September 30, 2025, FTXN, FTXR, FSGS, and BNGE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
G. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2025, were received as collateral for lending securities.
H. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, except for FTBI which pays monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$3,320,362	$—	$—
First Trust Nasdaq Food & Beverage ETF	834,902	—	—
First Trust Nasdaq Oil & Gas ETF	4,495,771	—	—
First Trust Nasdaq Pharmaceuticals ETF	295,661	—	—
First Trust Nasdaq Semiconductor ETF	5,946,221	—	—
First Trust Nasdaq Transportation ETF	725,591	—	—
First Trust S-Network E-Commerce ETF	54,106	—	—
Emerging Markets Equity Select ETF	594,513	—	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	1,084,391	—	—
First Trust SMID Capital Strength ETF	220,811	—	—
First Trust SMID Growth Strength ETF	684,687	—	—
First Trust S-Network Streaming & Gaming ETF	—	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
As of March 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$476,758	$(160,068,594)	$1,907,091
First Trust Nasdaq Food & Beverage ETF	29,695	(73,461,225)	(3,627,348)
First Trust Nasdaq Oil & Gas ETF	66,667	(87,941,177)	2,495,633
First Trust Nasdaq Pharmaceuticals ETF	10,140	(4,280,537)	(1,384,637)
First Trust Nasdaq Semiconductor ETF	134,121	(68,264,228)	(29,269,951)
First Trust Nasdaq Transportation ETF	81,260	(63,982,527)	(1,186,615)
First Trust S-Network E-Commerce ETF	12,164	(5,506,610)	131,422
Emerging Markets Equity Select ETF	95,678	—	472,216
First Trust S&P 500 Diversified Dividend Aristocrats ETF	79,021	(3,090,103)	(399,241)
First Trust SMID Capital Strength ETF	6,105	(4,451,635)	(367,793)
First Trust SMID Growth Strength ETF	—	(7,312,942)	(3,532,505)
First Trust S-Network Streaming & Gaming ETF	21,607	(266,660)	52,908
I. Income and Other Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds, with the exception of BNGE and FTBI, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For BNGE, the taxable period ended 2022 and years ended 2023, 2024, and 2025 remain open to federal and state audit. As of September 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Bank ETF	$160,068,594
First Trust Nasdaq Food & Beverage ETF	73,461,225
First Trust Nasdaq Oil & Gas ETF	87,941,177
First Trust Nasdaq Pharmaceuticals ETF	4,280,537
First Trust Nasdaq Semiconductor ETF	68,264,228
First Trust Nasdaq Transportation ETF	63,982,527
First Trust S-Network E-Commerce ETF	5,506,610
Emerging Markets Equity Select ETF	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	3,090,103
First Trust SMID Capital Strength ETF	4,451,635

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust SMID Growth Strength ETF	$7,312,942
First Trust S-Network Streaming & Gaming ETF	266,660
During the taxable year ended March 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Nasdaq Oil & Gas ETF	$1,765,905
First Trust Nasdaq Pharmaceuticals ETF	569,727
Emerging Markets Equity Select ETF	522,363
First Trust S&P 500 Diversified Dividend Aristocrats ETF	161,744
First Trust S-Network Streaming & Gaming ETF	15,767
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2025, the Funds had no net late year ordinary or capital losses.
As of September 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$215,633,163	$34,898,691	$(1,669,007)	$33,229,684
First Trust Nasdaq Food & Beverage ETF	22,417,626	388,077	(4,610,884)	(4,222,807)
First Trust Nasdaq Oil & Gas ETF	121,591,730	9,332,825	(14,301,277)	(4,968,452)
First Trust Nasdaq Pharmaceuticals ETF	16,642,339	1,535,431	(2,488,075)	(952,644)
First Trust Nasdaq Semiconductor ETF	254,555,346	76,258,451	(12,068,026)	64,190,425
First Trust Nasdaq Transportation ETF	30,893,045	6,216,921	(2,059,437)	4,157,484
First Trust S-Network E-Commerce ETF	5,649,736	1,163,160	(536,485)	626,675
Emerging Markets Equity Select ETF	14,600,391	2,591,767	(821,050)	1,770,717
First Trust S&P 500 Diversified Dividend Aristocrats ETF	48,301,791	7,223,257	(1,918,337)	5,304,920
First Trust SMID Capital Strength ETF	47,184,141	4,203,078	(1,884,479)	2,318,599
First Trust SMID Growth Strength ETF	28,005,417	3,589,432	(1,593,139)	1,996,293
First Trust S-Network Streaming & Gaming ETF	6,514,620	1,728,294	(87,110)	1,641,184
First Trust Balanced Income ETF	8,277,775	226,720	(7,103)	219,617
J. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Nasdaq Bank ETF	Nasdaq, Inc.
First Trust Nasdaq Food & Beverage ETF	Nasdaq, Inc.
First Trust Nasdaq Oil & Gas ETF	Nasdaq, Inc.
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq, Inc.
First Trust Nasdaq Semiconductor ETF	Nasdaq, Inc.
First Trust Nasdaq Transportation ETF	Nasdaq, Inc.
First Trust S-Network E-Commerce ETF	VettaFi LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Fund	Licensor
Emerging Markets Equity Select ETF	Nitrogen Wealth, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust SMID Capital Strength ETF	Nasdaq, Inc.
First Trust SMID Growth Strength ETF	Nasdaq, Inc.
First Trust S-Network Streaming & Gaming ETF	VettaFi LLC
First Trust Balanced Income ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
K. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	ISHP	BNGE	RNEM
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.69375%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.67500%

Breakpoints	KNGZ	FTBI
Fund net assets up to and including $2.5 billion	0.5000%	0.2500%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2438%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2375%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2313%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2250%
Fund net assets greater than $15 billion	0.4250%	0.1250%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
For FTXO, FTXG, FTXN, FTXH, FTXL, FTXR, FSCS and FSGS, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%
Fund net assets greater than $15 billion	0.510%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$33,717,109	$33,905,832
First Trust Nasdaq Food & Beverage ETF	3,147,426	3,182,820
First Trust Nasdaq Oil & Gas ETF	14,868,690	14,992,595
First Trust Nasdaq Pharmaceuticals ETF	2,990,224	2,990,551
First Trust Nasdaq Semiconductor ETF	52,277,047	52,513,462
First Trust Nasdaq Transportation ETF	5,983,515	6,081,618
First Trust S-Network E-Commerce ETF	1,160,753	1,230,910
Emerging Markets Equity Select ETF	5,837,906	7,556,020
First Trust S&P 500 Diversified Dividend Aristocrats ETF	9,331,437	9,355,854
First Trust SMID Capital Strength ETF	25,316,237	25,187,915
First Trust SMID Growth Strength ETF	21,091,646	21,039,860
First Trust S-Network Streaming & Gaming ETF	1,005,198	777,782
First Trust Balanced Income ETF	562,071	526,681
For the six months ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$16,382,247	$28,334,048
First Trust Nasdaq Food & Beverage ETF	12,558,895	17,965,560
First Trust Nasdaq Oil & Gas ETF	1,528,608	30,978,053

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
	Purchases	Sales
First Trust Nasdaq Pharmaceuticals ETF	$6,123,120	$6,415,274
First Trust Nasdaq Semiconductor ETF	22,135,968	42,326,363
First Trust Nasdaq Transportation ETF	3,398,367	1,286,090
First Trust S-Network E-Commerce ETF	—	1,682,741
Emerging Markets Equity Select ETF	—	946,398
First Trust S&P 500 Diversified Dividend Aristocrats ETF	1,631,384	1,607,743
First Trust SMID Capital Strength ETF	33,781,586	12,681,973
First Trust SMID Growth Strength ETF	10,127,949	11,887,165
First Trust S-Network Streaming & Gaming ETF	3,227,725	1,890,102
First Trust Balanced Income ETF	25,552,688	17,427,904
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2026 for all the Funds, with the exception of FTBI, which will not pay fees any time before March 31, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended September 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
Emerging Markets Equity Select ETF (RNEM)
First Trust SMID Capital Strength ETF (FSCS) (formerly, Mid Cap US Equity Select ETF)
First Trust SMID Growth Strength ETF (FSGS) (formerly, Small Cap US Equity Select ETF)
First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
First Trust S-Network E-Commerce ETF (ISHP)
First Trust S-Network Streaming & Gaming ETF (BNGE)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each of FSCS and ISHP was equal to the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for one or more periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to ISHP, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective January 26, 2022, the Fund changed its name and ticker symbol and began tracking the S-Network Global E-Commerce Index, and that the performance information included a blend of the old and new indexes. With respect to KNGZ, the Board noted that during 2023, it approved changes to the Fund’s investment objective and, effective October 3, 2023, the Fund changed its name and ticker symbol and began tracking the S&P 500 Sector-Neutral Dividend Aristocrats Index, and that the performance information included a blend of the old and new indexes. With respect to FSCS, the Board noted that during 2024, it approved changes to the Fund’s investment objective and, effective June 7, 2024, the Fund changed its name and ticker symbol and begin tracking The SMID Capital Strength Index, and that the performance information included a blend of the old and new indexes. With respect to FSGS, the Board noted that during 2024, it approved changes to the Fund’s investment objective and, effective December 3, 2024, the Fund changed its name and ticker symbol and began tracking The SMID Growth Strength Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index and noted the Advisor’s discussion of FTXL’s performance at the April 22, 2025 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Balanced Income ETF (the “Fund”), for an initial two-year term at a meeting held on December 9, 2024. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.25% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund will invest in underlying ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding the estimated acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted that the total (net) expense ratio (including the estimated acquired fund fees and expenses) for the Fund was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be most similar to two other ETFs in the First Trust Fund Complex that invest in underlying ETFs in the First Trust Fund Complex and that have unitary fee rate schedules starting at annual rates of 0.20% or 0.30% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. In addition, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund’s investment causes their assets to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Disclaimers
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index, The SMID Capital Strength Index, and The SMID Growth Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index is a trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and has been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Funds. Nasdaq Riskalyze Emerging MarketsTM Index is a product of Nitrogen Wealth. RISKALYZE® and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Balanced Income ETF
“Bloomberg®” and Bloomberg Moderate Allocation Income Focus Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended September 30, 2025

First Trust Exchange-Traded Fund VI

First Trust Bloomberg Shareholder Yield ETF (SHRY)
First Trust Indxx Medical Devices ETF (MDEV)
First Trust Bloomberg R&D Leaders ETF (RND)
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
September 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 4.6%
1,062	General Dynamics Corp.	$362,142
866	Lockheed Martin Corp.	432,316
		794,458
	Beverages — 4.3%
3,621	Constellation Brands, Inc., Class A	487,640
1,772	PepsiCo, Inc.	248,860
		736,500
	Capital Markets — 2.7%
631	Blackstone, Inc.	107,806
1,313	CME Group, Inc.	354,760
		462,566
	Chemicals — 6.6%
9,254	CF Industries Holdings, Inc.	830,084
279	Linde PLC	132,525
520	Sherwin-Williams (The) Co.	180,055
		1,142,664
	Consumer Staples Distribution & Retail — 0.3%
48	Costco Wholesale Corp.	44,430
	Energy Equipment & Services — 3.1%
15,444	Schlumberger N.V.	530,810
	Financial Services — 5.8%
1,516	Fiserv, Inc. (a)	195,458
296	Mastercard, Inc., Class A	168,368
5,737	PayPal Holdings, Inc. (a)	384,723
710	Visa, Inc., Class A	242,380
		990,929
	Ground Transportation — 4.3%
12,379	CSX Corp.	439,578
1,264	Union Pacific Corp.	298,772
		738,350
	Health Care Equipment & Supplies — 2.8%
1,401	Abbott Laboratories	187,650
3,086	Medtronic PLC	293,911
		481,561
	Health Care Providers & Services — 3.8%
785	HCA Healthcare, Inc.	334,567
407	McKesson Corp.	314,424
		648,991
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.2%
683	McDonald’s Corp.	$207,557
2,018	Starbucks Corp.	170,723
		378,280
	Household Durables — 4.6%
99	NVR, Inc. (a)	795,431
	Household Products — 6.6%
3,962	Colgate-Palmolive Co.	316,722
4,520	Kimberly-Clark Corp.	562,017
1,674	Procter & Gamble (The) Co.	257,210
		1,135,949
	Insurance — 11.0%
979	Chubb Ltd.	276,323
3,768	Hartford Insurance Group (The), Inc.	502,613
1,988	Marsh & McLennan Cos., Inc.	400,642
6,908	MetLife, Inc.	569,012
580	Progressive (The) Corp.	143,231
		1,891,821
	Interactive Media & Services — 2.0%
983	Alphabet, Inc., Class A	238,967
136	Meta Platforms, Inc., Class A	99,876
		338,843
	Media — 5.5%
1,554	Charter Communications, Inc., Class A (a)	427,513
16,693	Comcast Corp., Class A	524,494
		952,007
	Oil, Gas & Consumable Fuels — 2.8%
4,327	EOG Resources, Inc.	485,143
	Pharmaceuticals — 3.1%
6,336	Merck & Co., Inc.	531,781
	Professional Services — 1.2%
698	Automatic Data Processing, Inc.	204,863
	Semiconductors & Semiconductor Equipment — 7.5%
1,524	Applied Materials, Inc.	312,024
262	KLA Corp.	282,593
2,425	Lam Research Corp.	324,707
2,188	QUALCOMM, Inc.	363,996
		1,283,320
	Software — 3.2%
1,214	Adobe, Inc. (a)	428,238
222	Microsoft Corp.	114,985
		543,223
See Notes to Financial Statements

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 4.5%
1,961	Lowe’s Cos., Inc.	$492,819
2,527	O’Reilly Automotive, Inc. (a)	272,436
		765,255
	Technology Hardware, Storage & Peripherals — 2.1%
1,415	Apple, Inc.	360,301
	Tobacco — 5.2%
9,927	Altria Group, Inc.	655,778
1,462	Philip Morris International, Inc.	237,136
		892,914
	Total Common Stocks	17,130,390
	(Cost $16,614,041)
MONEY MARKET FUNDS — 0.1%
15,983	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	15,983
	(Cost $15,983)

	Total Investments — 99.9%	17,146,373
	(Cost $16,630,024)
	Net Other Assets and Liabilities — 0.1%	24,672
	Net Assets — 100.0%	$17,171,045

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,130,390	$ 17,130,390	$ —	$ —
Money Market Funds	15,983	15,983	—	—
Total Investments	$17,146,373	$17,146,373	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Biotechnology — 2.3%
850	Exact Sciences Corp. (b)	$46,504
	Health Care Equipment & Supplies — 72.3%
299	Abbott Laboratories	40,048
428	Alcon AG (CHF)	31,861
232	Align Technology, Inc. (b)	29,051
1,322	Baxter International, Inc.	30,102
187	Becton Dickinson & Co.	35,001
303	BioMerieux (EUR)	40,483
401	Boston Scientific Corp. (b)	39,150
624	Carl Zeiss Meditec AG (EUR)	30,887
232	Cochlear Ltd. (AUD)	42,869
360	Coloplast A/S, Class B (DKK)	30,745
493	Cooper (The) Cos., Inc. (b)	33,800
1,122	Demant A/S (DKK) (b)	38,859
553	Dexcom, Inc. (b)	37,211
545	Edwards Lifesciences Corp. (b)	42,385
1,881	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	40,403
597	GE HealthCare Technologies, Inc.	44,835
524	Globus Medical, Inc., Class A (b)	30,010
651	Hologic, Inc. (b)	43,936
394	Hoya Corp. (JPY)	54,550
148	Insulet Corp. (b)	45,692
76	Intuitive Surgical, Inc. (b)	33,990
1,655	Koninklijke Philips N.V. (EUR)	44,768
246	Masimo Corp. (b)	36,297
451	Medtronic PLC	42,953
406	Merit Medical Systems, Inc. (b)	33,791
2,940	Olympus Corp. (JPY)	37,196
138	Penumbra, Inc. (b)	34,958
177	ResMed, Inc.	48,450
766	Siemens Healthineers AG (EUR) (c) (d)	41,387
2,997	Smith & Nephew PLC (GBP)	53,910
132	Sonova Holding AG (CHF)	35,916
171	STERIS PLC	42,312
321	Straumann Holding AG (CHF)	34,235
107	Stryker Corp.	39,555
1,934	Sysmex Corp. (JPY)	23,860
288	Teleflex, Inc.	35,240
1,860	Terumo Corp. (JPY)	30,727
364	Zimmer Biomet Holdings, Inc.	35,854
		1,447,277
	Health Care Providers & Services — 1.5%
1,873	Amplifon S.p.A. (EUR)	30,467
Shares	Description	Value

	Life Sciences Tools & Services — 23.5%
372	Agilent Technologies, Inc.	$47,746
160	Bio-Rad Laboratories, Inc., Class A (b)	44,862
206	Danaher Corp.	40,841
37	Mettler-Toledo International, Inc. (b)	45,422
400	Revvity, Inc.	35,060
212	Sartorius Stedim Biotech (EUR)	42,823
87	Thermo Fisher Scientific, Inc.	42,197
118	Waters Corp. (b)	35,378
183	West Pharmaceutical Services, Inc.	48,006
5,685	WuXi AppTec Co., Ltd., Class H (HKD) (c) (d)	86,715
		469,050
	Total Common Stocks	1,993,298
	(Cost $2,313,729)
MONEY MARKET FUNDS — 0.3%
6,432	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (e)	6,432
	(Cost $6,432)

	Total Investments — 99.9%	1,999,730
	(Cost $2,320,161)
	Net Other Assets and Liabilities — 0.1%	1,001
	Net Assets — 100.0%	$2,000,731

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2025.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	61.4%
EUR	11.5
JPY	7.3
CHF	5.1
HKD	4.3
DKK	3.5
GBP	2.7
AUD	2.2
NZD	2.0
Total	100.0%

Country Allocation†	% of Net Assets
United States	57.1%
Japan	7.3
Switzerland	5.1
China	4.3
Ireland	4.3
France	4.2
Germany	3.6
Denmark	3.5
United Kingdom	2.7
Netherlands	2.2
Australia	2.1
New Zealand	2.0
Italy	1.5
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,993,298	$ 1,993,298	$ —	$ —
Money Market Funds	6,432	6,432	—	—
Total Investments	$1,999,730	$1,999,730	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.5%
341	Boeing (The) Co. (a)	$73,598
	Automobiles — 5.1%
337	Tesla, Inc. (a)	149,871
	Biotechnology — 4.5%
563	Gilead Sciences, Inc.	62,493
47	Regeneron Pharmaceuticals, Inc.	26,427
116	Vertex Pharmaceuticals, Inc. (a)	45,430
		134,350
	Broadline Retail — 7.2%
976	Amazon.com, Inc. (a)	214,300
	Communications Equipment — 1.5%
94	Arista Networks, Inc. (a)	13,697
347	Cisco Systems, Inc.	23,742
16	Motorola Solutions, Inc.	7,316
		44,755
	Electrical Equipment — 2.2%
177	Eaton Corp. PLC	66,242
	Electronic Equipment, Instruments & Components — 2.3%
544	Amphenol Corp., Class A	67,320
	Energy Equipment & Services — 0.7%
614	Schlumberger N.V.	21,103
	Health Care Equipment & Supplies — 5.5%
130	Becton Dickinson & Co.	24,332
668	Boston Scientific Corp. (a)	65,217
161	Intuitive Surgical, Inc. (a)	72,004
		161,553
	Hotels, Restaurants & Leisure — 5.0%
172	Airbnb, Inc., Class A (a)	20,884
15	Booking Holdings, Inc.	80,989
171	DoorDash, Inc., Class A (a)	46,510
		148,383
	Insurance — 1.1%
94	Aon PLC, Class A	33,518
	Interactive Media & Services — 13.6%
1,215	Alphabet, Inc., Class A	295,367
145	Meta Platforms, Inc., Class A	106,485
		401,852
	IT Services — 0.8%
88	International Business Machines Corp.	24,830
Shares	Description	Value

	Machinery — 1.8%
114	Deere & Co.	$52,128
	Personal Care Products — 0.5%
868	Kenvue, Inc.	14,088
	Pharmaceuticals — 4.4%
137	Eli Lilly & Co.	104,531
184	Zoetis, Inc.	26,923
		131,454
	Semiconductors & Semiconductor Equipment — 16.6%
154	Advanced Micro Devices, Inc. (a)	24,916
77	Applied Materials, Inc.	15,765
389	Broadcom, Inc.	128,335
13	KLA Corp.	14,022
122	Lam Research Corp.	16,336
83	Marvell Technology, Inc.	6,978
1,356	NVIDIA Corp.	253,002
104	QUALCOMM, Inc.	17,301
87	Texas Instruments, Inc.	15,984
		492,639
	Software — 15.6%
41	Adobe, Inc. (a)	14,463
113	AppLovin Corp., Class A (a)	81,195
20	Autodesk, Inc. (a)	6,353
26	Cadence Design Systems, Inc. (a)	9,133
23	CrowdStrike Holdings, Inc., Class A (a)	11,279
61	Fortinet, Inc. (a)	5,129
26	Intuit, Inc.	17,756
431	Microsoft Corp.	223,236
158	Oracle Corp.	44,436
63	Palo Alto Networks, Inc. (a)	12,828
10	Roper Technologies, Inc.	4,987
20	ServiceNow, Inc. (a)	18,405
15	Synopsys, Inc. (a)	7,401
20	Workday, Inc., Class A (a)	4,815
		461,416
	Technology Hardware, Storage & Peripherals — 9.0%
1,044	Apple, Inc.	265,834

	Total Investments — 99.9%	2,959,234
	(Cost $2,672,278)
	Net Other Assets and Liabilities — 0.1%	3,735
	Net Assets — 100.0%	$2,962,969

(a)	Non-income producing security.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,959,234	$ 2,959,234	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.5%
3,539	Boeing (The) Co. (a)	$763,823
876	L3Harris Technologies, Inc.	267,539
674	Northrop Grumman Corp.	410,682
260	TransDigm Group, Inc.	342,685
		1,784,729
	Air Freight & Logistics — 0.5%
1,032	FedEx Corp.	243,356
	Automobiles — 5.0%
42,307	General Motors Co.	2,579,458
	Beverages — 1.2%
8,918	Coca-Cola (The) Co.	591,442
373	Constellation Brands, Inc., Class A	50,232
		641,674
	Biotechnology — 3.5%
4,523	AbbVie, Inc.	1,047,255
331	Alnylam Pharmaceuticals, Inc. (a)	150,936
3,184	Gilead Sciences, Inc.	353,424
657	Vertex Pharmaceuticals, Inc. (a)	257,308
		1,808,923
	Capital Markets — 3.4%
363	Blackrock, Inc.	423,211
267	Cboe Global Markets, Inc.	65,482
524	Coinbase Global, Inc., Class A (a)	176,845
1,460	Intercontinental Exchange, Inc.	245,981
201	LPL Financial Holdings, Inc.	66,870
388	Moody’s Corp.	184,874
192	MSCI, Inc.	108,943
1,193	Nasdaq, Inc.	105,521
784	S&P Global, Inc.	381,580
		1,759,307
	Chemicals — 1.3%
1,287	Air Products and Chemicals, Inc.	350,991
2,195	DuPont de Nemours, Inc.	170,991
1,339	PPG Industries, Inc.	140,742
		662,724
	Communications Equipment — 2.6%
9,125	Arista Networks, Inc. (a)	1,329,604
	Consumer Finance — 0.1%
966	Synchrony Financial	68,634
	Electric Utilities — 1.2%
2,194	Entergy Corp.	204,459
1,794	Eversource Energy	127,625
Shares	Description	Value

	Electric Utilities (Continued)
988	NRG Energy, Inc.	$160,007
3,503	PPL Corp.	130,171
		622,262
	Electrical Equipment — 0.5%
1,755	Vertiv Holdings Co., Class A	264,759
	Electronic Equipment, Instruments & Components — 3.4%
5,652	Amphenol Corp., Class A	699,435
7,263	Corning, Inc.	595,784
806	Keysight Technologies, Inc. (a)	140,986
1,391	TE Connectivity PLC	305,366
		1,741,571
	Energy Equipment & Services — 1.2%
17,641	Schlumberger N.V.	606,321
	Entertainment — 6.9%
2,607	Spotify Technology S.A. (a)	1,819,686
3,445	Take-Two Interactive Software, Inc. (a)	890,050
45,215	Warner Bros. Discovery, Inc. (a)	883,049
		3,592,785
	Financial Services — 6.3%
1,017	Apollo Global Management, Inc.	135,536
1,333	Fidelity National Information Services, Inc.	87,898
1,408	Fiserv, Inc. (a)	181,533
2,074	Mastercard, Inc., Class A	1,179,712
2,476	PayPal Holdings, Inc. (a)	166,041
4,388	Visa, Inc., Class A	1,497,975
		3,248,695
	Health Care Equipment & Supplies — 1.6%
734	Becton Dickinson & Co.	137,383
3,778	Boston Scientific Corp. (a)	368,846
888	Stryker Corp.	328,267
		834,496
	Hotels, Restaurants & Leisure — 3.6%
12,200	Yum! Brands, Inc.	1,854,400
	Household Durables — 1.9%
124	NVR, Inc. (a)	996,298
	Household Products — 1.9%
623	Church & Dwight Co., Inc.	54,593
5,941	Procter & Gamble (The) Co.	912,835
		967,428
	Industrial Conglomerates — 1.2%
3,018	Honeywell International, Inc.	635,289
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 2.5%
1,387	Aflac, Inc.	$154,928
666	Allstate (The) Corp.	142,957
1,486	American International Group, Inc.	116,710
534	Aon PLC, Class A	190,414
909	Arch Capital Group Ltd.	82,474
648	Arthur J. Gallagher & Co.	200,712
31	Markel Group, Inc. (a)	59,252
1,259	Marsh & McLennan Cos., Inc.	253,726
252	Willis Towers Watson PLC	87,053
		1,288,226
	IT Services — 5.1%
7,220	International Business Machines Corp.	2,037,195
2,720	Snowflake, Inc. (a)	613,496
		2,650,691
	Machinery — 0.6%
1,892	Ingersoll Rand, Inc.	156,317
1,852	Otis Worldwide Corp.	169,328
		325,645
	Metals & Mining — 1.1%
6,578	Newmont Corp.	554,591
	Multi-Utilities — 1.1%
3,202	CenterPoint Energy, Inc.	124,238
1,772	Consolidated Edison, Inc.	178,121
4,195	Dominion Energy, Inc.	256,608
		558,967
	Oil, Gas & Consumable Fuels — 0.8%
8,729	Occidental Petroleum Corp.	412,445
	Personal Care Products — 0.1%
4,864	Kenvue, Inc.	78,943
	Pharmaceuticals — 3.7%
5,203	Bristol-Myers Squibb Co.	234,655
2,176	Eli Lilly & Co.	1,660,288
		1,894,943
	Professional Services — 0.3%
298	Broadridge Financial Solutions, Inc.	70,975
316	Equifax, Inc.	81,063
		152,038
	Real Estate Management & Development — 0.4%
716	CBRE Group, Inc., Class A (a)	112,813
1,022	CoStar Group, Inc. (a)	86,226
		199,039
Shares	Description	Value

	Retail REITs — 0.3%
2,180	Realty Income Corp.	$132,522
	Semiconductors & Semiconductor Equipment — 11.7%
36,827	Intel Corp. (a)	1,235,546
1,230	KLA Corp.	1,326,678
8,007	Marvell Technology, Inc.	673,149
4,884	Microchip Technology, Inc.	313,650
13,471	NVIDIA Corp.	2,513,419
		6,062,442
	Software — 13.1%
5,030	AppLovin Corp., Class A (a)	3,614,256
1,508	Atlassian Corp., Class A (a)	240,828
1,971	Autodesk, Inc. (a)	626,128
2,213	CrowdStrike Holdings, Inc., Class A (a)	1,085,211
2,312	Strategy, Inc. (a)	744,949
1,980	Workday, Inc., Class A (a)	476,645
		6,788,017
	Specialized REITs — 1.4%
1,146	American Tower Corp.	220,399
1,068	Crown Castle, Inc.	103,051
240	Equinix, Inc.	187,978
516	Extra Space Storage, Inc.	72,725
719	Iron Mountain, Inc.	73,295
263	SBA Communications Corp.	50,851
		708,299
	Technology Hardware, Storage & Peripherals — 5.7%
10,374	Apple, Inc.	2,641,532
12,132	Hewlett Packard Enterprise Co.	297,962
		2,939,494
	Tobacco — 1.2%
3,942	Philip Morris International, Inc.	639,392

	Total Investments — 99.9%	51,628,407
	(Cost $44,115,200)
	Net Other Assets and Liabilities — 0.1%	30,665
	Net Assets — 100.0%	$51,659,072

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 51,628,407	$ 51,628,407	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2025 (Unaudited)

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust Indxx Medical Devices ETF (MDEV)	First Trust Bloomberg R&D Leaders ETF (RND)	First Trust New Constructs Core Earnings Leaders ETF (FTCE)
ASSETS:
Investments, at value	$17,146,373	$1,999,730	$2,959,234	$51,628,407
Cash	—	—	4,653	33,913
Receivables:
Dividends	33,073	1,901	512	21,224
Reclaims	—	269	—	—
Total Assets	17,179,446	2,001,900	2,964,399	51,683,544

LIABILITIES:
Investment advisory fees payable	8,401	1,169	1,430	24,472
Total Liabilities	8,401	1,169	1,430	24,472
NET ASSETS	$17,171,045	$2,000,731	$2,962,969	$51,659,072

NET ASSETS consist of:
Paid-in capital	$18,747,338	$2,818,178	$2,571,404	$42,858,788
Par value	4,000	1,000	1,000	21,000
Accumulated distributable earnings (loss)	(1,580,293)	(818,447)	390,565	8,779,284
NET ASSETS	$17,171,045	$2,000,731	$2,962,969	$51,659,072
NET ASSET VALUE, per share	$42.93	$20.01	$29.63	$24.60
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	400,002	100,002	100,002	2,100,002
Investments, at cost	$16,630,024	$2,320,161	$2,672,278	$44,115,200
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2025 (Unaudited)

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust Indxx Medical Devices ETF (MDEV)	First Trust Bloomberg R&D Leaders ETF (RND)	First Trust New Constructs Core Earnings Leaders ETF (FTCE)
INVESTMENT INCOME:
Dividends	$194,725	$10,522	$8,031	$351,007
Foreign withholding tax	(372)	(2,224)	—	(205)
Total investment income	194,353	8,298	8,031	350,802

EXPENSES:
Investment advisory fees	53,216	7,068	7,899	136,940
Other expenses	1,400	151	192	3,312
Total expenses	54,616	7,219	8,091	140,252
NET INVESTMENT INCOME (LOSS)	139,737	1,079	(60)	210,550

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(609,827)	(21,794)	(95,156)	(2,142,388)
In-kind redemptions	1,513,050	—	272,127	3,444,535
Foreign currency transactions	—	71	—	—
Net realized gain (loss)	903,223	(21,723)	176,971	1,302,147
Net change in unrealized appreciation (depreciation) on:
Investments	139,619	5,555	534,285	8,555,448
Foreign currency translation	—	11	—	—
Net change in unrealized appreciation (depreciation)	139,619	5,566	534,285	8,555,448
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,042,842	(16,157)	711,256	9,857,595
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,182,579	$(15,078)	$711,196	$10,068,145
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Bloomberg Shareholder Yield ETF (SHRY)		First Trust Indxx Medical Devices ETF (MDEV)
	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025	Six Months Ended 9/30/2025 (Unaudited)	Year Ended 3/31/2025
OPERATIONS:
Net investment income (loss)	$139,737	$370,314	$1,079	$495
Net realized gain (loss)	903,223	2,103,546	(21,723)	148,637
Net increase from payment by the advisor	—	—	—	1,328
Net change in unrealized appreciation (depreciation)	139,619	(1,036,027)	5,566	(253,415)
Net increase (decrease) in net assets resulting from operations	1,182,579	1,437,833	(15,078)	(102,955)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(152,446)	(353,966)	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,364,736	14,251,176	—	—
Cost of shares redeemed	(8,466,420)	(18,098,815)	—	(1,079,074)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,101,684)	(3,847,639)	—	(1,079,074)
Total increase (decrease) in net assets	(1,071,551)	(2,763,772)	(15,078)	(1,182,029)

NET ASSETS:
Beginning of period	18,242,596	21,006,368	2,015,809	3,197,838
End of period	$17,171,045	$18,242,596	$2,000,731	$2,015,809

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	550,002	100,002	150,002
Shares sold	150,000	350,000	—	—
Shares redeemed	(200,000)	(450,000)	—	(50,000)
Shares outstanding, end of period	400,002	450,002	100,002	100,002

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is October 2, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)		First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Six Months Ended 9/30/2025 (Unaudited)	Period Ended 3/31/2025 (a)	Six Months Ended 9/30/2025 (Unaudited)	Period Ended 3/31/2025 (b)

$(60)	$547	$210,550	$256,737
176,971	403,998	1,302,147	58,898
—	—	—	—
534,285	(247,329)	8,555,448	(1,042,241)
711,196	157,216	10,068,145	(726,606)

—	(1,100)	(305,130)	(244,565)

1,369,994	5,663,520	14,707,905	43,847,346
(1,372,171)	(3,565,686)	(14,656,794)	(1,031,229)
(2,177)	2,097,834	51,111	42,816,117
709,019	2,253,950	9,814,126	41,844,946

2,253,950	—	41,844,946	—
$2,962,969	$2,253,950	$51,659,072	$41,844,946

100,002	—	2,100,002	—
50,000	250,002	650,000	2,150,002
(50,000)	(150,000)	(650,000)	(50,000)
100,002	100,002	2,100,002	2,100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Bloomberg Shareholder Yield ETF (SHRY)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.54	$38.19	$30.99	$33.35	$30.22	$18.85
Income from investment operations:
Net investment income (loss)	0.33 (a)	0.75 (a)	0.47 (a)	0.49	0.38	0.34
Net realized and unrealized gain (loss)	2.42	2.32	7.23	(2.38)	3.13	11.39
Total from investment operations	2.75	3.07	7.70	(1.89)	3.51	11.73
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.72)	(0.50)	(0.47)	(0.38)	(0.36)
Net asset value, end of period	$42.93	$40.54	$38.19	$30.99	$33.35	$30.22
Total return (b)	6.78%	8.09%	25.08%	(5.57)%	11.62%	62.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,171	$18,243	$21,006	$17,046	$21,678	$25,689
Ratio of total expenses to average net assets	0.62% (c) (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.58% (c)	1.87%	1.46%	1.60%	1.13%	1.41%
Portfolio turnover rate (e)	73%	153%	107% (f)	30%	21%	34%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Medical Devices ETF (MDEV)

	Six Months Ended 9/30/2025 (Unaudited)	Year Ended March 31,			Period Ended 3/31/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$20.16	$21.32	$20.39	$22.42	$25.17
Income from investment operations:
Net investment income (loss)	0.01 (b)	0.00 (b) (c)	(0.00) (b) (c)	0.01	(0.46)
Net realized and unrealized gain (loss)	(0.16)	(1.16) (d)	0.93	(2.04)	(2.29)
Total from investment operations	(0.15)	(1.16)	0.93	(2.03)	(2.75)
Net asset value, end of period	$20.01	$20.16	$21.32	$20.39	$22.42
Total return (e)	(0.74)%	(5.44)% (d)	4.56%	(9.05)%	(10.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,001	$2,016	$3,198	$2,039	$2,242
Ratio of total expenses to average net assets	0.71% (f) (g)	0.70%	0.70%	0.70%	0.70% (f)
Ratio of net investment income (loss) to average net assets	0.11% (f)	0.02%	(0.02)%	0.04%	(0.36)% (f)
Portfolio turnover rate (h)	8%	20%	17%	22%	13%

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)	The Fund received a payment from the advisor in the amount of $1,328, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg R&D Leaders ETF (RND)

	Six Months Ended 9/30/2025 (Unaudited)	Period Ended 3/31/2025 (a)

Net asset value, beginning of period	$22.54	$19.62
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)	0.01
Net realized and unrealized gain (loss)	7.09	2.92
Total from investment operations	7.09	2.93
Distributions paid to shareholders from:
Net investment income	—	(0.01)
Net asset value, end of period	$29.63	$22.54
Total return (d)	31.46%	14.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,963	$2,254
Ratio of total expenses to average net assets	0.61% (e) (f)	0.60% (e)
Ratio of net investment income (loss) to average net assets	(0.00)% (e) (g)	0.03% (e)
Portfolio turnover rate (h)	27%	41%

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(g)	Amount is less than 0.01%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

	Six Months Ended 9/30/2025 (Unaudited)	Period Ended 3/31/2025 (a)

Net asset value, beginning of period	$19.93	$20.03
Income from investment operations:
Net investment income (loss) (b)	0.10	0.14
Net realized and unrealized gain (loss)	4.72	(0.12)
Total from investment operations	4.82	0.02
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.08)
Net realized gain	—	(0.04)
Total distributions	(0.15)	(0.12)
Net asset value, end of period	$24.60	$19.93
Total return (c)	24.22%	0.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51,659	$41,845
Ratio of total expenses to average net assets	0.61% (d) (e)	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.92% (d)	1.40% (d)
Portfolio turnover rate (f)	54%	46%

(a)	Inception date is October 2, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Bloomberg Shareholder Yield ETF – ((Nasdaq, Inc. (“Nasdaq”) ticker “SHRY”)
First Trust Indxx Medical Devices ETF – (CBOE BZX Exchange, Inc. ticker “MDEV”)
First Trust Bloomberg R&D Leaders ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “RND”)
First Trust New Constructs Core Earnings Leaders ETF – (NYSE Arca ticker “FTCE”)
Each of RND and FTCE operates as a non-diversified series of the Trust. Each of SHRY and MDEV operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Shareholder Yield Index
First Trust Indxx Medical Devices ETF	Indxx Medical Devices Index
First Trust Bloomberg R&D Leaders ETF	Bloomberg R&D Leaders Select Index
First Trust New Constructs Core Earnings Leaders ETF	Bloomberg New Constructs Core Earnings Leaders Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended March 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Bloomberg Shareholder Yield ETF	$353,966	$—	$—
First Trust Indxx Medical Devices ETF	—	—	—
First Trust Bloomberg R&D Leaders ETF	1,100	—	—
First Trust New Constructs Core Earnings Leaders ETF	244,565	—	—
As of March 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Bloomberg Shareholder Yield ETF	$26,071	$(2,991,233)	$354,736
First Trust Indxx Medical Devices ETF	201	(442,013)	(361,557)
First Trust Bloomberg R&D Leaders ETF	(335)	(25,901)	(294,395)
First Trust New Constructs Core Earnings Leaders ETF	97,425	—	(1,081,156)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For SHRY and MDEV, taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For RND and FTCE, the taxable period ended 2025 remains open to federal and state audit. As of September 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Bloomberg Shareholder Yield ETF	$2,991,233
First Trust Indxx Medical Devices ETF	442,013
First Trust Bloomberg R&D Leaders ETF	25,901

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust New Constructs Core Earnings Leaders ETF	$—
During the taxable year ended March 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Bloomberg Shareholder Yield ETF	$72,664
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended March 31, 2025, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Bloomberg R&D Leaders ETF	$335	$—

As of September 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Bloomberg Shareholder Yield ETF	$16,630,024	$1,380,198	$(863,849)	$516,349
First Trust Indxx Medical Devices ETF	2,320,161	215,588	(536,019)	(320,431)
First Trust Bloomberg R&D Leaders ETF	2,672,278	339,361	(52,405)	286,956
First Trust New Constructs Core Earnings Leaders ETF	44,115,200	8,534,511	(1,021,304)	7,513,207
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Index Services Limited
First Trust Indxx Medical Devices ETF	Indxx, Inc.
First Trust Bloomberg R&D Leaders ETF	Bloomberg Index Services Limited
First Trust New Constructs Core Earnings Leaders ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	SHRY	RND	FTCE
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%

Breakpoints	MDEV
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%
During the fiscal year ended March 31, 2025, MDEV received a payment from the Advisor in the amount of $1,328 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended September 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Bloomberg Shareholder Yield ETF	$12,833,245	$12,826,669
First Trust Indxx Medical Devices ETF	164,900	164,493
First Trust Bloomberg R&D Leaders ETF	698,810	697,839
First Trust New Constructs Core Earnings Leaders ETF	24,828,911	24,929,810
For the six months ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Bloomberg Shareholder Yield ETF	$6,355,096	$8,478,585
First Trust Indxx Medical Devices ETF	—	—
First Trust Bloomberg R&D Leaders ETF	1,366,063	1,370,011
First Trust New Constructs Core Earnings Leaders ETF	14,695,719	14,655,981
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2026 for all the Funds, with the exception of FTCE, which will not pay fees any time before September 27, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended September 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Bloomberg R&D Leaders ETF (RND)
First Trust Bloomberg Shareholder Yield ETF (SHRY)
First Trust Indxx Medical Devices ETF (MDEV)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of SHRY’s and MDEV’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. For SHRY and MDEV, the Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to SHRY, the Board noted that during 2023, it approved changes to the Fund’s investment objective and, effective March 4, 2024, the Fund changed its name and ticker symbol and began tracking the Bloomberg Shareholder Yield Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each of SHRY and MDEV was correlated to its underlying index and that the tracking difference for each of SHRY and MDEV was within a reasonable range and noted the Advisor’s discussion of MDEV’s correlation at the April 22, 2025 meeting. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. Because RND commenced operations on April 30, 2024 and therefore has a limited performance history, comparative performance information for RND was not reviewed. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to RND for the period from inception through December 31, 2024 and to each of SHRY and MDEV for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their

Other Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2025 (Unaudited)
exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimers
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
First Trust New Constructs Core Earnings Leaders ETF
“Bloomberg®”, Bloomberg Shareholder Yield Index, Bloomberg R&D Leaders Select Index and Bloomberg New Constructs Core Earnings Leaders Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Indxx Medical Devices ETF
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 8, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 8, 2025

* Print the name and title of each signing officer under his or her signature.